Uncategorized Items
[dei_TradingSymbol]	ETFFX	ETFYX	ETFVX	ETFRX	ETFZX	ETFWX	STOAX	STOGX	STOIX	STTGX	STTCX	STTIX	TACFX	TACCX	TACSX	ETFAX	ETFCX	ETFOX
[rr_AcquiredFundFeesAndExpensesOverAssets]																			0.0017		0.0017		0.0017		0.0028		0.0028		0.0028		0.0038		0.0038		0.0038		0.0015		0.0015		0.0015	0.0028		0.0028		0.0028		0.0025		0.0025		0.0025
[rr_AnnualFundOperatingExpensesTableTextBlock]
[rr_AnnualReturn2005]																																																				0.0297
[rr_AnnualReturn2006]																																																				0.0912
[rr_AnnualReturn2007]																			0.0759						0.0698																											0.0035
[rr_AnnualReturn2008]																			(0.0577)						(0.2329)																											(0.2383)
[rr_AnnualReturn2009]																			0.0273						0.1443																											0.322
[rr_AnnualReturn2010]																			0.1059						0.143																											0.187
[rr_AnnualReturn2011]																			(0.1369)						(0.0826)																											0.0041
[rr_AnnualReturn2012]																			0.1116						0.0848																											0.0999
[rr_AnnualReturn2013]																			0.0492						0.1564						0.0309						0.0333					(0.0323)										0.2155
[rr_BarChartAndPerformanceTableHeading]																																																						PERFORMANCE SUMMARY	PERFORMANCE SUMMARY	PERFORMANCE SUMMARY	PERFORMANCE SUMMARY	PERFORMANCE SUMMARY	PERFORMANCE SUMMARY
[rr_BarChartClosingTextBlock]

• During the periods shown in the bar chart above, the highest return for a calendar quarter was 9.79% (quarter ended 03/31/2012).

• During the periods shown in the bar chart above, the lowest return for a calendar quarter was -6.33% (quarter ended 06/30/2011).

•  During the periods shown in the bar chart above, the highest return for a calendar quarter was 13.12% (quarter ended 09/30/09).

•  During the periods shown in the bar chart above, the lowest return for a calendar quarter was -12.46% (quarter ended 12/31/08).

• During the periods shown in the bar chart above, the highest return for a calendar quarter was 3.12% (quarter ended 03/31/2013).

• During the periods shown in the bar chart above, the lowest return for a calendar quarter was -2.35% (quarter ended 06/30/2013).

• During the periods shown in the bar chart above, the highest return for a calendar quarter was 3.33% (quarter ended 03/31/2013).

• During the periods shown in the bar chart above, the lowest return for a calendar quarter was -1.24% (quarter ended 06/30/2013).

• During the periods shown in the bar chart above, the highest return for a calendar quarter was 0.74% (quarter ended 12/31/2013).

• During the periods shown in the bar chart above, the lowest return for a calendar quarter was -3.57% (quarter ended 06/30/2013).

• During the periods shown in the bar chart, the highest return for a calendar quarter was 16.69% (quarter ended 06/30/09).

• During the periods shown in the bar chart, the lowest return for a calendar quarter was –15.34% (quarter ended 12/31/08).

[rr_BarChartDoesNotReflectSalesLoads]																																																						The impact of sales charges is not reflected in the bar chart; if reflected, returns would be less than those shown.	The impact of sales charges is not reflected in the bar chart; if reflected, returns would be less than those shown.	The impact of sales charges is not reflected in the bar chart; if reflected, returns would be less than those shown.	The impact of sales charges is not reflected in the bar chart; if reflected, returns would be less than those shown.	The impact of sales charges is not reflected in the bar chart; if reflected, returns would be less than those shown.	The impact of sales charges is not reflected in the bar chart if reflected, returns would be less than those shown.
[rr_BarChartHeading]																																																						Calendar Year Returns Class A Performance	Calendar Year Returns Class A Performance	Calendar Year Returns Class A Performance	Calendar Year Returns Class A Performance	Calendar Year Returns Class A Performance	Calendar Year Returns Class I Performance
[rr_BarChartHighestQuarterlyReturn]																																																												0.0979	0.1312	0.0312	0.0333	0.0074	0.1669
[rr_BarChartHighestQuarterlyReturnDate]																																																						Mar. 31, 2012	Sep. 30, 2009	Mar. 31, 2013	Mar. 31, 2013	Dec. 31, 2013	Jun. 30, 2009
[rr_BarChartLowestQuarterlyReturn]																																																												(0.0633)	(0.1246)	(0.0235)	(0.0124)	(0.0357)	0.1534
[rr_BarChartLowestQuarterlyReturnDate]																																																						Jun. 30, 2011	Dec. 31, 2008	Jun. 30, 2013	Jun. 30, 2013	Jun. 30, 2013	Dec. 31, 2008
[rr_BarChartTableTextBlock]
[rr_DistributionAndService12b1FeesOverAssets]																			0.0025		0.01		0		0.0025		0.01		0		0.0025		0.01		0		0.0025		0.01		0	0.0025		0.01		0		0.0025		0.01		0
[rr_ExchangeFee]																																																																		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
[rr_ExpenseBreakpointDiscounts]																																																						You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Managed Fund.	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Defensive Fund.	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the International Fund.	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Alternative Fund.	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Income Fund.	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Growth Fund.
[rr_ExpenseBreakpointMinimumInvestmentRequiredAmount]																																																																																				25,000	25,000	25,000	25,000	25,000	25,000
[rr_ExpenseExampleHeading]																																																						Example	Example	Example	Example	Example	Example
[rr_ExpenseExampleNarrativeTextBlock]

This Example is intended to help you compare the cost of investing in shares of the Managed Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Managed Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Managed Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period

This Example is intended to help you compare the cost of investing in shares of the Defensive Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Defensive Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Defensive Fund’s operating expenses remain the same, except that the contractual agreement to waive Management Fees and reimburse expenses remains in effect only until October 1, 2015. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period

This Example is intended to help you compare the cost of investing in shares of the International Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the International Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the International Fund’s operating expenses remain the same, except the contractual arrangement to waive Management Fees and assume other expenses remains in effect only until October 1, 2015. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period

This Example is intended to help you compare the cost of investing in shares of the Alternative Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Alternative Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Alternative Fund’s operating expenses remain the same, except the contractual arrangement to waive Management Fees and assume other expenses remains in effect only until October 1, 2015. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period

This Example is intended to help you compare the cost of investing in shares of the Income Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Income Fund’s operating expenses remain the same, except the contractual arrangement to waive Management Fees and reimburse expenses remains in effect only until October 1, 2015. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period

This Example is intended to help you compare the cost of investing in shares of the Growth Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Growth Fund's operating expenses remain the same, except that the contractual arrangement to waive Management Fees and reimburse expenses remains in effect only until October 1, 2015. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period

[rr_ExpenseExampleNoRedemptionNarrativeTextBlock]																																																						Assuming No Redemption	Assuming No Redemption	Assuming No Redemption	Assuming No Redemption	Assuming No Redemption	Assuming No Redemption
[rr_ExpenseExampleNoRedemptionTableTextBlock]
[rr_ExpenseExampleNoRedemptionYear01]																																																																			249			298			311			270			246			258
[rr_ExpenseExampleNoRedemptionYear03]																																																																			766			912			975			829			989			863
[rr_ExpenseExampleNoRedemptionYear05]																																																																			1,310			1,552			1,662			1,414			1,752			1,492
[rr_ExpenseExampleNoRedemptionYear10]																																																																			2,792			3,266			3,490			2,998			3,757			3,185
[rr_ExpenseExampleWithRedemptionTableTextBlock]
[rr_ExpenseExampleYear01]																																																																		738	349	151	782	398	201	798	411	211	758	370	175	736	346	146	747	358	158
[rr_ExpenseExampleYear03]																																																																		1,080	766	468	1,215	912	627	1,288	975	695	1,140	829	542	1,299	989	691	1,168	863	550
[rr_ExpenseExampleYear05]																																																																		1,444	1,310	808	1,672	1,552	1,079	1,802	1,662	1,205	1,547	1,414	933	1,886	1,752	1,262	1,612	1,492	968
[rr_ExpenseExampleYear10]																																																																		2,466	2,792	1,766	2,931	3,266	2,332	3,206	3,490	2,606	2,676	2,998	2,028	3,468	3,757	2,816	2,841	3,185	2,132
[rr_ExpenseHeading]																																																						FEES AND EXPENSES OF THE MANAGED FUND	FEES AND EXPENSES OF THE FUND	FEES AND EXPENSES OF THE INTERNATIONAL FUND	FEES AND EXPENSES OF THE ALTERNATIVE FUND	FEES AND EXPENSES OF THE INCOME FUND	FEES AND EXPENSES OF THE GROWTH FUND
[rr_ExpenseNarrativeTextBlock]

This table describes the fees and expenses that you may pay if you buy and hold shares of the Managed Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Managed Fund. More information about these and other discounts is available from your financial professional and in this Prospectus in the “Class A Shares” section beginning on page 66 and in the Managed Fund’s Statement of Additional Information (“SAI”) in the “Additional Purchase and Redemption Information” section beginning on page 41.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Defensive Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Defensive Fund. More information about these and other discounts is available from your financial professional and in this Prospectus in the “Class A Shares” section beginning on page 66 and in the Defensive Fund’s Statement of Additional Information (“SAI”) in the “Additional Purchase and Redemption Information” section beginning on page 41.

This table describes the fees and expenses that you may pay if you buy and hold shares of the International Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the International Fund. More information about these and other discounts is available from your financial professional and in this Prospectus in the “Class A Shares” section beginning on page 66 and in the International Fund’s Statement of Additional Information (“SAI”) in the “Additional Purchase and Redemption Information” section beginning on page 41.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Alternative Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Alternative Fund. More information about these and other discounts is available from your financial professional and in this Prospectus in the “Class A Shares” section beginning on page 66 and in the Alternative Fund’s Statement of Additional Information (“SAI”) in the “Additional Purchase and Redemption Information” section beginning on page 41.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Income Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Income Fund. More information about these and other discounts is available from your financial professional and in this Prospectus in the “Class A Shares” section beginning on page 66 and in the Income Fund’s Statement of Additional Information (“SAI”) in the “Additional Purchase and Redemption Information” section beginning on page 41.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Growth Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Growth Fund. More information about these and other discounts is available from your financial professional and in this Prospectus in the “Class A Shares” section beginning on page 66 and in the Growth Fund’s Statement of Additional Information (“SAI”) in the “Additional Purchase and Redemption Information” section beginning on page 41.

[rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees]																																																						“Total Annual Fund Operating Expenses” will not correlate to the Managed Fund’s Financial Highlights, which reflect the operating expenses of the Fund but do not include “Acquired Fund Fees and Expenses”.	“Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Management Fee Waivers and Expense Reimbursements” will not correlate to the Defensive Fund’s Financial Highlights, which reflect the operating expenses of the Defensive Fund but do not include “Acquired Fund Fees and Expenses.”
[rr_ExpensesOverAssets]																			0.017	[footnotestadionit_S000010547TotalAnnualFundOpera0001]	0.0246	[footnotestadionit_S000010547TotalAnnualFundOpera0001]	0.0148	[footnotestadionit_S000010547TotalAnnualFundOpera0001]	0.0217	[footnotestadionit_S000010549TotalAnnualFundOpera0006]	0.0295	[footnotestadionit_S000010549TotalAnnualFundOpera0006]	0.0201	[footnotestadionit_S000010549TotalAnnualFundOpera0006]	0.0247		0.032		0.0229		0.0191		0.0267		0.0172	0.0283		0.0357		0.0257		0.021		0.0289		0.0184
[rr_FeeWaiverOrReimbursementOverAssets]																									0	[footnotestadionit_S000010549StadionMoneyManageme0006]	0	[footnotestadionit_S000010549StadionMoneyManageme0006]	(0.0003)	[footnotestadionit_S000010549StadionMoneyManageme0006]	(0.0014)	[footnotestadionit_S000035344StadionMoneyManageme0002]	(0.0012)	[footnotestadionit_S000035344StadionMoneyManageme0002]	(0.0021)	[footnotestadionit_S000035344StadionMoneyManageme0002]						(0.0115)	[footnotestadionit_S000039527StadionMoneyManageme0004]	(0.0114)	[footnotestadionit_S000039527StadionMoneyManageme0004]	(0.0114)	[footnotestadionit_S000039527StadionMoneyManageme0004]	(0.0030)	[footnotestadionit_S000040213InthecaseofinvestmenR10005]	(0.0034)	[footnotestadionit_S000040213InthecaseofinvestmenR10005]	(0.0029)	[footnotestadionit_S000040213InthecaseofinvestmenR10005]
[rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination]																																																							2015-10-01	2015-10-01		2015-10-01	2016-10-01
[rr_HighestQuarterlyReturnLabel]																																																						highest return for a calendar quarter	highest return for a calendar quarter	highest return for a calendar quarter	highest return for a calendar quarter	highest return for a calendar quarter	highest return for a calendar quarter
[rr_LowestQuarterlyReturnLabel]																																																						lowest return for a calendar quarter	lowest return for a calendar quarter	lowest return for a calendar quarter	lowest return for a calendar quarter	lowest return for a calendar quarter	lowest return for a calendar quarter
[rr_ManagementFeesOverAssets]																			0.0106		0.0106		0.0106		0.0125		0.0125		0.0125		0.0125		0.0125		0.0125		0.0125		0.0125		0.0125	0.0065		0.0065		0.0065		0.0125		0.0125		0.0125
[rr_MaximumCumulativeSalesChargeOverOfferingPrice]																			0.0575		0		0		0.0575		0		0		0.0575		0		0		0.0575		0		0	0.0575		0		0		0.0575		0		0
[rr_MaximumDeferredSalesChargeOverOfferingPrice]																			0.01	[footnotestadionit_S000010547Inthecaseofinvestmen0001]	0.01	[footnotestadionit_S000010547A100CDSCwillbeassess0001]	0		0.01	[footnotestadionit_S000010549Inthecaseofinvestmen0006]	0.01	[footnotestadionit_S000010549A100CDSCwillbeassess0006]	0		0.01	[footnotestadionit_S000035344Inthecaseofinvestmen0002]	0.01	[footnotestadionit_S000035344A100CDSCwillbeassess0002]	0		0.01	[footnotestadionit_S000036657Inthecaseofinvestmen0003]	0.01	[footnotestadionit_S000036657A100CDSCwillbeassess0003]	0	0.01	[footnotestadionit_S000039527Inthecaseofinvestmen0004]	0.01	[footnotestadionit_S000039527A100CDSCwillbeassess0004]	0		0.01	[footnotestadionit_S000040213Inthecaseofinvestmen0005]	0.01	[footnotestadionit_S000040213A100CDSCwillbeassess0005]	0
[rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice]																			0.0575		0		0		0.0575		0		0		0.0575		0		0		0.0575		0		0	0.0575		0		0		0.0575		0		0
[rr_NetExpensesOverAssets]																									0.0217	[footnotestadionit_S000010549StadionMoneyManageme0006],[footnotestadionit_S000010549TotalAnnualFundOpera0006]	0.0295	[footnotestadionit_S000010549StadionMoneyManageme0006],[footnotestadionit_S000010549TotalAnnualFundOpera0006]	0.0198	[footnotestadionit_S000010549StadionMoneyManageme0006],[footnotestadionit_S000010549TotalAnnualFundOpera0006]	0.0233	[footnotestadionit_S000035344StadionMoneyManageme0002]	0.0308	[footnotestadionit_S000035344StadionMoneyManageme0002]	0.0208	[footnotestadionit_S000035344StadionMoneyManageme0002]						0.0168	[footnotestadionit_S000039527StadionMoneyManageme0004]	0.0243	[footnotestadionit_S000039527StadionMoneyManageme0004]	0.0143	[footnotestadionit_S000039527StadionMoneyManageme0004]	0.018	[footnotestadionit_S000040213InthecaseofinvestmenR10005]	0.0255	[footnotestadionit_S000040213InthecaseofinvestmenR10005]	0.0155	[footnotestadionit_S000040213InthecaseofinvestmenR10005]
[rr_ObjectiveHeading]																																																						INVESTMENT OBJECTIVE	INVESTMENT OBJECTIVE	INVESTMENT OBJECTIVE	INVESTMENT OBJECTIVE	INVESTMENT OBJECTIVE	INVESTMENT OBJECTIVE
[rr_ObjectivePrimaryTextBlock]																																																						The investment objective of the Stadion Managed Risk 100 Fund (the “Managed Fund”) is to seek long-term capital appreciation,	The investment objective of the Stadion Tactical Defensive Fund (the “Defensive Fund”) is to seek capital appreciation.	The investment objective of the Stadion Defensive International Fund (the “International Fund”) is to seek long-term capital appreciation,	The investment objective of the Stadion Trilogy Alternative Return Fund (the “Alternative Fund”) is total return, with an emphasis on lower risk and volatility than the U.S. equity markets.	The investment objective of the Stadion Tactical Income Fund (the “Income Fund”) is to seek total return comprised of income and capital appreciation,	The investment objective of the Stadion Tactical Growth Fund (the “Growth Fund”) is to seek long-term capital appreciation.
[rr_ObjectiveSecondaryTextBlock]																																																						while maintaining a secondary emphasis on capital preservation.		while maintaining a secondary emphasis on capital preservation.		while maintaining a secondary emphasis on capital preservation.
[rr_OperatingExpensesCaption]																																																						Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
[rr_OtherExpensesOverAssets]																			0.0022		0.0023		0.0025		0.0039		0.0042		0.0048		0.0059		0.0057		0.0066		0.0026		0.0027		0.0032	0.0165	[footnotestadionit_S000039527StadionMoneyManageme0004]	0.0164	[footnotestadionit_S000039527StadionMoneyManageme0004]	0.0164	[footnotestadionit_S000039527StadionMoneyManageme0004]	0.0035		0.0039		0.0034
[rr_PerformanceAvailabilityPhone]																																																						1-866-383-7636	1-866-383-7636	1-866-383-7636	1-866-383-7636	1-866-383-7636	1-866-383-7636
[rr_PerformanceAvailabilityWebSiteAddress]																																																						www.stadionfunds.com	www.stadionfunds.com	www.stadionfunds.com	www.stadionfunds.com	www.stadionfunds.com	www.stadionfunds.com
[rr_PerformanceInformationIllustratesVariabilityOfReturns]																																																						The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Managed Fund.	The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Defensive Fund.	The bar chart and performance table that follow provide some indication of the risks and variability of investing in the International Fund.	The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Alternative Fund.	The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Income Fund.	The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Growth Fund.
[rr_PerformanceNarrativeTextBlock]

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Managed Fund. The bar chart shows changes in the performance of the Managed Fund’s Class A shares for each full calendar year since its commencement of operations. Each Class of shares would have substantially similar annual returns and would differ only to the extent that each Class has different expenses. The impact of sales charges is not reflected in the bar chart; if reflected, returns would be less than those shown. The performance table shows how the average annual total returns of the Managed Fund’s Class A shares compare with broad measures of market performance. How the Managed Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available at www.stadionfunds.com or by calling 1-866-383-7636.

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Defensive Fund. The bar chart shows changes in the performance of the Defensive Fund’s Class A shares for each full calendar year since its commencement of operations. Each Class of shares would have substantially similar annual returns and would differ only to the extent that each Class has different expenses. The impact of sales charges is not reflected in the bar chart; if reflected, returns would be less than those shown. The performance table shows how the average annual total returns of the Defensive Fund’s Class A shares compare with broad measures of market performance. How the Defensive Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Defensive Fund will perform in the future. Updated performance information, current through the most recent month end, is available at www.stadionfunds.com or by calling 1-866-383-7636.

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the International Fund. The bar chart shows changes in the performance of the International Fund’s Class A shares for each full calendar year since its commencement of operations. Each Class of shares would have substantially similar annual returns and would differ only to the extent that each Class has different expenses. The impact of sales charges is not reflected in the bar chart; if reflected, returns would be less than those shown. The performance table shows how the average annual total returns of the International Fund’s Class A shares compare with broad measures of market performance. How the International Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available at www.stadionfunds.com or by calling 1-866-383-7636.

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Alternative Fund. The bar chart shows changes in the performance of the Alternative Fund’s Class A shares for each full calendar year since its commencement of operations. Each Class of shares would have substantially similar annual returns and would differ only to the extent that each Class has different expenses. The impact of sales charges is not reflected in the bar chart; if reflected, returns would be less than those shown. The performance table shows how the average annual total returns of the Alternative Fund’s Class A shares compare with broad measures of market performance. How the Alternative Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available at www.stadionfunds.com or by calling 1-866-383-7636.

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Income Fund. The bar chart shows changes in the performance of the Income Fund’s Class A shares for each full calendar year since its commencement of operations. Each Class of shares would have substantially similar annual returns and would differ only to the extent that each Class has different expenses. The impact of sales charges is not reflected in the bar chart; if reflected, returns would be less than those shown. The performance table shows how the average annual total returns of the Income Fund’s Class A shares compare with broad measures of market performance. How the Income Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available at www.stadionfunds.com or by calling 1-866-383-7636.

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Growth Fund. The bar chart shows changes in the performance of the Growth Fund’s Class I shares for each full calendar year since its commencement of operations. Each Class of shares would have substantially similar annual returns and would differ only to the extent that each Class has different expenses. The Growth Fund is the successor to the ETF Market Opportunity Fund (the “Predecessor Fund”), a mutual fund with substantially similar investment objectives, strategies and policies. The performance provided in the bar chart and performance table below is that of the Predecessor Fund. The performance table shows how the average annual total returns of the Growth Fund’s Class I shares compare with broad measures of market performance. The impact of sales charges is not reflected in the bar chart if reflected, returns would be less than those shown. How the Growth Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Updated performance information, current through the most recent month end, is available on the Growth Fund’s website at www.stadionfunds.com or by calling 1-866-383-7636.

[rr_PerformancePastDoesNotIndicateFuture]																																																						How the Managed Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.	How the Defensive Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Defensive Fund will perform in the future.	How the International Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.	How the Alternative Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.	How the Income Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.	How the Growth Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future.
[rr_PerformanceTableMarketIndexChanged]																																																									The Alternative Fund has selected the HFRX Absolute Return Index to replace the S&P 500 Index as the Alternative Fund's comparative broad-based securities market index because the Adviser believes that the HFRX Absolute Return Index more closely reflects the investment strategies of the Alternative Fund. The Alternative Fund has selected the Barclays US AGG Total Return Index to replace the Barclays US TIPS 1-10 Year Index as the Alternative Fund’s additional comparative index because the Adviser believes that the Barclays US AGG Total Return Index more closely reflects the investment strategies of the Alternative Fund.
[rr_PerformanceTableNarrativeTextBlock]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not applicable to investors who hold shares of the Managed Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary to the extent that each class has different expenses. Class C and Class I shares of the Fund commenced operations on October 1, 2009 and May 28, 2010, respectively. The performance shown for Class C and I shares for periods pre-dating the commencement of operations of those classes reflects the performance of the Fund’s Class A shares, the initial share class, calculated using the fees and expenses of Class C and I shares, respectively, and without the effect of any fee and expense limitations or waivers. If Class C and I shares of the Fund had been available during periods prior to October 1, 2009 and May 28, 2010, respectively, the performance shown may have been different.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not applicable to investors who hold shares of the Defensive Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary to the extent that each class has different expenses. Class C and Class I shares of the Defensive Fund commenced operations on October 1, 2009 and May 28, 2010, respectively. The performance shown for Class C and I shares for periods pre-dating the commencement of operations of those classes reflects the performance of the Defensive Fund’s Class A shares, the initial share class, calculated using the fees and expenses of Class C and I shares, respectively, and without the effect of any fee and expense limitations or waivers. If Class C and I shares of the Defensive Fund had been available during periods prior to October 1, 2009 and May 28, 2010, respectively, the performance shown may have been different.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not applicable to investors who hold shares of the International Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary to the extent that each class has different expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not applicable to investors who hold shares of the Alternative Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary to the extent that each class has different expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not applicable to investors who hold shares of the Income Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary to the extent that each class has different expenses. Class I shares of the Fund commenced operations on February 14, 2013. The performance shown for Class I shares for periods pre-dating the commencement of operations of that class reflects the performance of the Fund’s Class A shares, the initial share class, calculated using the fees and expenses of Class I shares and without the effect of any fee and expense limitations or waivers. If Class I shares of the Fund had been available during periods prior to February 14, 2013, the performance shown may have been different. Class C Shares have not commenced operations.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not applicable to investors who hold shares of the Growth Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). After-tax returns are shown for Class I shares only and after-tax returns for other classes will vary to the extent that each class has different expenses. Class A and C shares of the Fund commenced operations on April 1, 2013. The performance shown for Class A and C shares reflects the performance of the Fund’s Class I shares, the initial share class, calculated using the fees and expenses of Class A and C shares, respectively, and without the effect of any fee and expense limitations or waivers. If Class A and C shares of the Fund had been available during periods prior to April 1, 2013, the performance shown may have been different.

[rr_PerformanceTableNotRelevantToTaxDeferred]																																																						After-tax returns shown are not applicable to investors who hold shares of the Managed Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).	After-tax returns shown are not applicable to investors who hold shares of the Defensive Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).	After-tax returns shown are not applicable to investors who hold shares of the International Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).	After-tax returns shown are not applicable to investors who hold shares of the Alternative Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).	After-tax returns shown are not applicable to investors who hold shares of the Income Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).	After-tax returns shown are not applicable to investors who hold shares of the Growth Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
[rr_PerformanceTableOneClassOfAfterTaxShown]																																																						After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary to the extent that each class has different expenses.	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary to the extent that each class has different expenses.	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary to the extent that each class has different expenses.	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary to the extent that each class has different expenses.	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary to the extent that each class has different expenses.	After-tax returns are shown for Class I shares only and after-tax returns for other classes will vary to the extent that each class has different expenses.
[rr_PerformanceTableTextBlock]
[rr_PerformanceTableUsesHighestFederalRate]																																																						After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
[rr_PortfolioTurnoverHeading]																																																						Portfolio Turnover	Portfolio Turnover	Portfolio Turnover	Portfolio Turnover	Portfolio Turnover	Portfolio Turnover
[rr_PortfolioTurnoverRate]																																																												10.97	5.29	6.27	0.15	2.94	3.24
[rr_PortfolioTurnoverTextBlock]

The Managed Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Managed Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Managed Fund’s performance. During the most recent fiscal year, the Managed Fund’s portfolio turnover rate was 1,079% of the average value of its portfolio.

The Defensive Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Defensive Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Defensive Fund’s portfolio turnover rate was 529% of the average value of its portfolio.

The International Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when International Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the International Fund’s performance. During the most recent fiscal year, the International Fund’s portfolio turnover rate was 627% of the average value of its portfolio.

The Alternative Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Alternative Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Alternative Fund’s performance. During the most recent fiscal year, the Alternative Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

The Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Income Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Income Fund’s performance. During the most recent fiscal year, which was less than a full fiscal year, the Income Fund’s portfolio turnover rate was 294% of the average value of its portfolio.

The Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when International Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Growth Fund’s performance. During the most recent fiscal year, the Growth Fund’s portfolio turnover rate was 324% of the average value of its portfolio.

[rr_RedemptionFee]																																																																		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
[rr_RiskHeading]																																																						PRINCIPAL RISKS	PRINCIPAL RISKS	PRINCIPAL RISKS	PRINCIPAL RISKS	PRINCIPAL RISKS	PRINCIPAL RISKS
[rr_RiskLoseMoney]																																																						An investment in the Managed Fund is subject to investment risks; therefore you may lose money by investing in the Fund.	An investment in the Fund is subject to investment risks; therefore you may lose money by investing in the Defensive Fund.	An investment in the International Fund is subject to investment risks; therefore you may lose money by investing in the Fund.	An investment in the Alternative Fund is subject to investment risks; therefore you may lose money by investing in the Alternative Fund.	An investment in the Income Fund is subject to investment risks; therefore you may lose money by investing in the Income Fund.	An investment in the Growth Fund is subject to investment risks; therefore you may lose money by investing in the Growth Fund.
[rr_RiskNarrativeTextBlock]

An investment in the Managed Fund is subject to investment risks; therefore you may lose money by investing in the Fund. There can be no assurance that the Managed Fund will be successful in meeting its investment objective. The Managed Fund is best suited for long-term investors. Generally, the Managed Fund will be subject to the following risks:

Market Risk: Market risk refers to the risk that the value of securities in the Managed Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including fluctuation in interest rates, the quality of the Managed Fund’s investments, general economic and market conditions, and investor sentiment. In a declining stock market, stock prices for all companies (including those in the Managed Fund’s portfolio) may decline, regardless of their long-term prospects.

Management Style Risk: The share price of the Managed Fund changes daily based on the performance of the securities in which it invests. The ability of the Managed Fund to meet its investment objective is directly related to the ability of the Adviser’s allocation model to accurately measure market risk and appropriately react to current and developing market trends. There is no guarantee that the Adviser’s judgments about the attractiveness, value, and potential appreciation of particular investments in which the Managed Fund invests will be correct or produce the desired results. If the Adviser fails to accurately evaluate market risk or appropriately react to current and developing market conditions, the Managed Fund’s share price may be adversely affected.

Foreign Securities Risk: Investing in securities issued by companies whose principal business activities are outside the United States, or investing in American Depositary Receipts (“ADRs”) or Fund Investments focusing on such companies, may involve significant risks not present in domestic investments. There is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the Managed Fund from foreign markets, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility.

Currency Risk: Investments in foreign markets involve currency risk, which is the risk that the values of the Fund Investments and other assets denominated in foreign currencies will decrease due to adverse changes in the value of the U.S. dollar relative to the value of foreign currencies. The Managed Fund may, but is not required to, hedge against currency risk through the use of forward foreign currency contracts, which are obligations to purchase or sell a specified currency at a future date at a price established at the time of the contract. Forward foreign currency contracts involve the risk of loss due to the imposition of exchange controls by a foreign government, the delivery failure or default by the other party to the transaction or the inability of the Managed Fund to close out a position if the trading market becomes illiquid. There can be no assurance that any currency hedging transactions will be successful, and the Managed Fund may suffer losses from these transactions.

Small and Medium Capitalization Companies Risk: The Managed Fund may, at any given time, invest a significant portion of its assets in securities of small capitalization companies (i.e. companies with less than $1 billion in capitalization) and/or medium capitalization companies (i.e., companies with between $1 billion and $5 billion in capitalization). Investing in the securities of small and medium capitalization companies generally involves greater risk than investing in larger, more established companies. The securities of small and medium companies usually have more limited marketability and therefore may be more volatile and less liquid than securities of larger, more established companies or the market averages in general. Because small and medium capitalization companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Small and medium capitalization companies often have limited product lines, markets, or financial resources and lack management depth, making them more susceptible to market pressures. Small and medium capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies. The foregoing risks are generally increased for small capitalization companies as compared to companies with larger capitalizations.

Large Capitalization Companies Risk: Large capitalization companies (i.e., companies with more than $5 billion in capitalization) may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Sector/Focused Investment Risk: Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Managed Fund invests more heavily in a particular sector or focuses its Fund Investments in securities issued by entities having similar characteristics, the value of its shares may be more sensitive to any single economic, business, political or regulatory occurrence than a mutual fund that is more widely diversified. The sectors in which the Managed Fund may invest in more heavily will vary.

Fixed Income Risk: Risks of investments in fixed income securities include, without limitation, credit risk, interest rate risk, maturity risk and liquidity risk. These risks could affect the value of investments of the Managed Fund, possibly causing the Managed Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

• Credit Risk. The value of the Managed Fund’s fixed income investments is dependent on the creditworthiness of the issuer. A deterioration in the financial condition of an issuer or a deterioration in general economic conditions could cause an issuer to fail to pay principal and interest when due.

• Interest Rate Risk. The value of the Managed Fund’s fixed income investments will generally vary inversely with the direction of prevailing interest rates. Generally when interest rates rise, the value of the Managed Fund’s fixed income investments can be expected to decline.

• Maturity Risk. The value of the Managed Fund’s fixed income investments is also dependent on their maturity. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to changes in interest rates.

• Liquidity Risk. Liquidity risk is the risk that a fixed income security may be difficult to sell at an advantageous time or price due to limited market demand (resulting from a downgrade, a decline in price, or adverse conditions within the fixed income market).

ETF and Other Investment Company Risk: The Managed Fund may invest in ETFs or other investment companies. Through its positions in ETFs and other investment companies, the Managed Fund will be subject to the risks associated with such vehicles’ investments, including the possibility that the value of the securities or instruments held by an ETF or other investment company could decrease (or increase). Certain of the ETFs or other investment companies in which the Managed Fund may invest may hold common portfolio positions, thereby reducing any diversification benefits. Investments in ETFs and other investment companies are also subject to the following additional risks:

• Investment Limitation. Under the Investment Company Act of 1940 (the “1940 Act”), the Managed Fund may not acquire shares of an ETF or other investment company if, immediately after such acquisition, the Managed Fund and its affiliated persons would hold more than 3% of the ETF’s or investment company’s total outstanding shares unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the Securities and Exchange Commission (the “SEC”) that is applicable to the Managed Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. Accordingly, the 3% limitation may prevent the Managed Fund from allocating its investments in the manner the Adviser considers optimal, or cause the Adviser to select an investment other than that which the Adviser considers optimal.

• Expenses. Since the Managed Fund is a “fund of funds,” your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment companies, because you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Managed Fund invests in addition to the Managed Fund’s direct fees and expenses. Furthermore, the use of a fund of funds structure could affect the timing, amount, and character of a fund’s distributions and therefore may increase the amount of your tax liability.

• Commodity ETFs. Shareholders of ETFs that are registered under the Securities Act of 1933 but not the 1940 Act, such as ETFs that invest in commodities, do not have the protections of the 1940 Act.

• Market Value Risk. The market value of an ETF’s shares may differ from its net asset value (“NAV”). This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Managed Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Managed Fund’s NAV is reduced for undervalued ETFs it holds, and that the Managed Fund receives less than NAV when selling an ETF).

• Tracking Risk. Index-based Fund Investments may not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, Fund Investments may incur expenses not incurred by their applicable indices. Certain securities comprising these indices may, from time to time, temporarily be unavailable, which may further impede a Fund Investment’s ability to track its applicable indices or match its performance.

• Sampling Risk. Index-based Fund Investments may utilize a representative sampling approach to track their respective underlying indices. Index-based Fund Investments that utilize a representative sampling approach are subject to an increased risk of tracking error because the securities selected for the Fund Investment in the aggregate may vary from the investment profile of the underlying index. Additionally, if using a representative sampling approach, a Fund Investment will typically hold a smaller number of securities than the underlying index, and as a result, an adverse development to a Fund Investment could result in a greater decline in NAV than would be the case if the Fund Investment held all of the securities in the underlying index.

Risks Related to Portfolio Turnover: As a result of its trading strategies, the Managed Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional Fund expenses. High rates of portfolio turnover may lower the performance of the Managed Fund due to these increased costs and may also result in the realization of short-term capital gains. If the Managed Fund realizes capital gains when Fund Investments are sold, the Fund must generally distribute those gains to shareholders, increasing the Fund’s taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains that are taxed to shareholders at ordinary income tax rates.

U.S. Government Securities Risk: Securities issued by the U.S. government or its agencies are subject to risks related to the creditworthiness of the U.S. government. In addition, such securities may not be backed by the “full faith and credit” of the U.S. government, but rather by a right to borrow from the U.S. government or the creditworthiness of the issuer itself. The value of any such securities may fluctuate with changes in credit ratings and market perceptions of the U.S. government and the issuers of the securities, as well as interest rates and other risks applicable to fixed income securities generally.

Risks Related to Investments in Money Market Mutual Funds: Although a money market fund seeks to maintain the value of an investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in a money market fund. The Managed Fund will incur additional indirect expenses due to acquired fund fees and other costs to the extent it invests in shares of money market mutual funds.

Derivative Risk: Put and call options and futures contracts are referred to as “derivative” instruments since their values are based on (“derived from”) the values of other securities. Derivative instruments can be volatile and the potential loss to the Managed Fund may exceed the Managed Fund’s initial investment. Derivative instruments may be difficult to value and may be subject to wide swings in valuations caused by changes in the value of the underlying instrument. The use of these instruments requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling securities. If the Adviser uses a derivative instrument at the wrong time or judges market conditions incorrectly, or if the derivative instrument does not perform as expected, these strategies may significantly reduce the Managed Fund’s return. The Managed Fund could also experience losses if it is unable to close out a position because the market for an instrument or position is or becomes illiquid.

Derivative instruments involve risks different from direct investments in the underlying securities, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid. Derivative instruments may create economic leverage in the Managed Fund, which magnifies the Managed Fund’s exposure to the underlying instrument.

• Options. If the Managed Fund sells a put option whose exercise is settled in cash, the Managed Fund cannot provide in advance for its potential settlement obligations by selling short the underlying securities, and the Managed Fund will be responsible, during the option’s life, for any decreases in the value of the underlying security below the strike price of the put option. If the Managed Fund sells a call option whose exercise is settled in cash, the Managed Fund cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities, and the Managed Fund will be responsible, during the option’s life, for any increases in the value of the underlying security above the strike price of the call option.

• Futures Contracts. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. The Managed Fund will be required to deposit with its custodian in a segregated account cash, U.S. Government securities, suitable money market instruments, or liquid, high-grade fixed income securities, known as “initial margin” in an amount required for the particular futures contract as set by the exchange on which the contract is traded. This margin amount may be significantly modified from time to time by the exchange during the term of the contract. If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. The Managed Fund will incur brokerage fees when it purchases and sell futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions, which may result in a gain or a loss. While futures positions taken by the Fund will usually be liquidated in this manner, the Managed Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous for the Managed Fund to do so.

• Securities Index Futures Contracts. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract’s expiration date, a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

An investment in the Fund is subject to investment risks; therefore you may lose money by investing in the Defensive Fund. There can be no assurance that the Defensive Fund will be successful in meeting its investment objective. The Defensive Fund is best suited for long-term investors. Generally, the Fund will be subject to the following risks:

Market Risk: Market risk refers to the risk that the value of securities in the Defensive Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including fluctuation in interest rates, the quality of the Defensive Fund’s investments, general economic and market conditions, and investor sentiment. In a declining stock market, stock prices for all companies (including those in the Defensive Fund’s portfolio) may decline, regardless of their long-term prospects.

Management Style Risk: The share price of the Defensive Fund changes daily based on the performance of the securities in which it invests. The ability of the Defensive Fund to meet its investment objective is directly related to the ability of the Adviser’s allocation model to accurately measure market risk and appropriately react to current and developing market trends. There is no guarantee that the Adviser’s judgments about the attractiveness, value, and potential appreciation of particular investments in which the Defensive Fund invests will be correct or produce the desired results. If the Adviser fails to accurately evaluate market risk or appropriately react to current and developing market conditions, the Defensive Fund’s share price may be adversely affected.

Foreign Securities Risk: Investing in securities issued by companies whose principal business activities are outside the United States, or investing in American Depositary Receipts (“ADRs”) or Fund Investments focusing on such companies, may involve significant risks not present in domestic investments. There is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the Defensive Fund from foreign markets, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility.

Currency Risk: Investments in foreign markets involve currency risk, which is the risk that the values of the Fund Investments and other assets denominated in foreign currencies will decrease due to adverse changes in the value of the U.S. dollar relative to the value of foreign currencies. The Defensive Fund may, but is not required to, hedge against currency risk through the use of forward foreign currency contracts, which are obligations to purchase or sell a specified currency at a future date at a price established at the time of the contract. Forward foreign currency contracts involve the risk of loss due to the imposition of exchange controls by a foreign government, the delivery failure or default by the other party to the transaction or the inability of the Defensive Fund to close out a position if the trading market becomes illiquid. There can be no assurance that any currency hedging transactions will be successful, and the Defensive Fund may suffer losses from these transactions.

Small and Medium Capitalization Companies Risk: The Defensive Fund may, at any given time, invest a significant portion of its assets in securities of small capitalization companies (i.e., companies with less than $1 billion in capitalization) and/or medium capitalization companies (i.e., companies with between $1 billion and $5 billion in capitalization). Investing in the securities of small and medium capitalization companies generally involves greater risk than investing in larger, more established companies. The securities of small and medium companies usually have more limited marketability and therefore may be more volatile and less liquid than securities of larger, more established companies or the market averages in general. Because small and medium capitalization companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Small and medium capitalization companies often have limited product lines, markets, or financial resources and lack management depth, making them more susceptible to market pressures. Small and medium capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies. The foregoing risks are generally increased for small capitalization companies as compared to companies with larger capitalizations.

Large Capitalization Companies Risk: Large capitalization companies (i.e., companies with more than $5 billion in capitalization) may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Sector/Focused Investment Risk: Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Defensive Fund invests more heavily in a particular sector or focuses its Fund Investments in securities issued by entities having similar characteristics, the value of its shares may be more sensitive to any single economic, business, political or regulatory occurrence than a mutual fund that is more widely diversified. The sectors in which the Fund may invest in more heavily will vary.

Fixed Income Risk: There are risks associated with the potential investment of the Defensive Fund’s assets in fixed income investments, which include credit risk, interest rate risk, and maturity risk. These risks could affect the value of investments of the Defensive Fund, possibly causing the Defensive Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

•  Credit Risk. The value of the Defensive Fund’s fixed income investments is dependent on the creditworthiness of the issuer. A deterioration in the financial condition of an issuer or a deterioration in general economic conditions could cause an issuer to fail to pay principal and interest when due.

•  Interest Rate Risk. The value of the Defensive Fund’s fixed income investments will generally vary inversely with the direction of prevailing interest rates. Generally when interest rates rise, the value of the Fund’s fixed income investments can be expected to decline.

•  Maturity Risk. The value of the Defensive Fund’s fixed income investments is also dependent on their maturity. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to changes in interest rates.

• Liquidity Risk. Liquidity risk is the risk that a fixed income security may be difficult to sell at an advantageous time or price due to limited market demand (resulting from a downgrade, a decline in price, or adverse conditions within the fixed income market).

ETF and Other Investment Company Risk: The Defensive Fund may invest in ETFs or other investment companies. Through its positions in ETFs and other investment companies, the Defensive Fund will be subject to the risks associated with such vehicles’ investments, including the possibility that the value of the securities or instruments held by an ETF or other investment company could decrease (or increase). Certain of the ETFs or other investment companies in which the Defensive Fund may invest may hold common portfolio positions, thereby reducing any diversification benefits. Investments in ETFs and other investment companies are also subject to the following additional risks:

• Investment Limitation. Under the Investment Company Act of 1940 (the “1940 Act”), the Defensive Fund may not acquire shares of an ETF or other investment company if, immediately after such acquisition, the Defensive Fund and its affiliated persons would hold more than 3% of the ETF’s or investment company’s total outstanding shares unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the Securities and Exchange Commission (the “SEC”) that is applicable to the Defensive Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. Accordingly, the 3% limitation may prevent the Defensive Fund from allocating its investments in the manner the Adviser considers optimal, or cause the Adviser to select an investment other than that which the Adviser considers optimal.

• Expenses. Since the Defensive Fund is a “fund of funds,” your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment companies, because you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Defensive Fund invests in addition to the Defensive Fund’s direct fees and expenses. Furthermore, the use of a fund of funds structure could affect the timing, amount, and character of a fund’s distributions and therefore may increase the amount of your tax liability.

• Registration. Shareholders of ETFs that are registered under the Securities Act of 1933 but not the 1940 Act, such as certain ETFs that invest in commodities, do not have the protections of the 1940 Act.

• Market Value Risk. The market value of an ETF’s shares may differ from its net asset value (“NAV”). This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Defensive Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Defensive Fund’s NAV is reduced for undervalued ETFs it holds, and that the Defensive Fund receives less than NAV when selling an ETF).

• Tracking Risk. Index-based Fund Investments may not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the Fund Investments may incur expenses not incurred by their applicable indices. Certain securities comprising these indices may, from time to time, temporarily be unavailable, which may further impede a Fund Investment’s ability to track its applicable indices or match its performance.

• Sampling Risk. Index-based Fund Investments may utilize a representative sampling approach to track their respective underlying indices. Index-based Fund Investments that utilize a representative sampling approach are subject to an increased risk of tracking error because the securities selected for the Fund Investment in the aggregate may vary from the investment profile of the underlying index. Additionally, if using a representative sampling approach, a Fund Investment will typically hold a smaller number of securities than the underlying index, and as a result, an adverse development to a Fund Investment could result in a greater decline in NAV than would be the case if the Fund Investment held all of the securities in the underlying index.

Risks Related to Portfolio Turnover: As a result of its trading strategies, the Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional Fund expenses. High rates of portfolio turnover may lower the performance of the Defensive Fund due to these increased costs and may also result in the realization of short-term capital gains. If the Defensive Fund realizes capital gains when Fund Investments are sold, the Fund must generally distribute those gains to shareholders, increasing the Fund’s taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains that are taxed to shareholders at ordinary income tax rates.

U.S. Government Securities Risk: Securities issued by the U.S. government or its agencies are subject to risks related to the creditworthiness of the U.S. government. In addition, such securities may not be backed by the “full faith and credit” of the U.S. government, but rather by a right to borrow from the U.S. government or the creditworthiness of the issuer itself. The value of any such securities may fluctuate with changes in credit ratings and market perceptions of the U.S. government and the issuers of the securities, as well as interest rates and other risks applicable to fixed income securities generally.

Risks Related to Investments in Money Market Mutual Funds: Although a money market fund seeks to maintain the value of an investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in a money market fund. The Defensive Fund will incur additional indirect expenses due to acquired fund fees and other costs to the extent it invests in shares of money market mutual funds.

Derivative Risk: Derivative instruments involve risks different from direct investments in the underlying securities, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid. Derivative instruments may create economic leverage in the Fund, which magnifies the Defensive Fund’s exposure to the underlying instrument.

• Options. If the Defensive Fund sells a put option whose exercise is settled in cash, the Defensive Fund cannot provide in advance for its potential settlement obligations by selling short the underlying securities, and the Defensive Fund will be responsible, during the option’s life, for any decreases in the value of the underlying security below the strike price of the put option. If the Defensive Fund sells a call option whose exercise is settled in cash, the Defensive Fund cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities, and the Defensive Fund will be responsible, during the option’s life, for any increases in the value of the underlying security above the strike price of the call option. If the Defensive Fund establishes a debit option spread, the potential for unlimited losses associated with the option the Defensive Fund sold will be mitigated, but the potential for unlimited gains associated with the option purchased will be reduced by the cost of, and capped by losses potentially incurred as a result of, the corresponding option sold. Options purchased by the Defensive Fund may decline in value with the passage of time, even in the absence of movement in the price of the underlying security.

• Futures Contracts. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. The Defensive Fund will be required to deposit with its custodian in a segregated account cash, U.S. Government securities, suitable money market instruments, or liquid, high-grade fixed income securities, known as “initial margin” in an amount required for the particular futures contract as set by the exchange on which the contract is traded. This margin amount may be significantly modified from time to time by the exchange during the term of the contract. If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. The Defensive Fund will incur brokerage fees when it purchases and sell futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlements is required, but are instead liquidated through offsetting transactions, which may result in a gain or a loss. While futures positions taken by the Defensive Fund will usually be liquidated in this manner, the Defensive Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous for the Defensive Fund to do so.

• Securities Index Futures Contracts. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract’s expiration date, a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

An investment in the International Fund is subject to investment risks; therefore you may lose money by investing in the Fund. There can be no assurance that the International Fund will be successful in meeting its investment objective. The International Fund is best suited for long-term investors. Generally, the International Fund will be subject to the following risks:

Market Risk: Market risk refers to the risk that the value of securities in the International Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including fluctuation in interest rates, the quality of the International Fund’s investments, general economic and market conditions, and investor sentiment. In a declining stock market, stock prices for all companies (including those in the International Fund’s portfolio) may decline, regardless of their long-term prospects.

Management Style Risk: The share price of the International Fund changes daily based on the performance of the securities in which it invests. The ability of the International Fund to meet its investment objective is directly related to the ability of the Adviser’s allocation model to accurately measure market risk and appropriately react to current and developing market trends. There is no guarantee that the Adviser’s judgments about the attractiveness, value and potential appreciation of particular investments in which the International Fund invests will be correct or produce the desired results. If the Adviser fails to accurately evaluate market risk or appropriately react to current and developing market conditions, the International Fund’s share price may be adversely affected.

Foreign Securities Risk: Investing in securities issued by companies whose principal business activities are outside the United States, or investing in American Depositary Receipts (“ADRs”) or Fund Investments focusing on such companies, may involve significant risks not present in domestic investments. There is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the International Fund from foreign markets, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility.

Currency Risk: Investments in foreign markets involve currency risk, which is the risk that the values of the Fund Investments and other assets denominated in foreign currencies will decrease due to adverse changes in the value of the U.S. dollar relative to the value of foreign currencies. The International Fund may, but is not required to, hedge against currency risk through the use of forward foreign currency contracts, which are obligations to purchase or sell a specified currency at a future date at a price established at the time of the contract. Forward foreign currency contracts involve the risk of loss due to the imposition of exchange controls by a foreign government, the delivery failure or default by the other party to the transaction or the inability of the International Fund to close out a position if the trading market becomes illiquid. There can be no assurance that any currency hedging transactions will be successful, and the International Fund may suffer losses from these transactions.

Emerging Markets Risk: Investments in emerging markets, which include Africa, Asia, the Middle East and Central and South America, are subject to the risk of abrupt and severe price declines. The economic and political structures of developing countries, in most cases, do not compare favorably with the U.S. and other developed countries in terms of wealth and stability, and financial markets in developing countries are not as liquid as markets in developed countries. The economies in emerging market countries are less developed and can be overly reliant on particular industries and more vulnerable to the ebb and flow of international trade, trade barriers, and other protectionist measures. Certain countries may have legacies or periodic episodes of hyperinflation and currency devaluations or instability and upheaval that could cause their governments to act in a detrimental or hostile manner toward private enterprise or foreign investment. Significant risks of war and terrorism currently affect some emerging market countries.

Small and Medium Capitalization Companies Risk: The International Fund may, at any given time, invest a significant portion of its assets in securities of small capitalization companies (i.e. companies with less than $1 billion in capitalization) and/or medium capitalization companies (i.e., companies with between $1 billion and $5 billion in capitalization). Investing in the securities of small and medium capitalization companies generally involves greater risk than investing in larger, more established companies. The securities of small and medium companies usually have more limited marketability and therefore may be more volatile and less liquid than securities of larger, more established companies or the market averages in general. Because small and medium capitalization companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Small and medium capitalization companies often have limited product lines, markets, or financial resources and lack management depth, making them more susceptible to market pressures. Small and medium capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies. The foregoing risks are generally increased for small capitalization companies as compared to companies with larger capitalizations.

Large Capitalization Companies Risk: Large capitalization companies (i.e., companies with more than $5 billion in capitalization) may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Sector/Focused Investment Risk: Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the International Fund invests more heavily in a particular sector or focuses its investments in securities issued by entities having similar characteristics, the value of its shares may be more sensitive to any single economic, business, political or regulatory occurrence than a mutual fund that is more widely diversified. The sectors in which the International Fund may invest in more heavily will vary.

Fixed Income Risk: Risks of investments in fixed income securities include, without limitation, credit risk, interest rate risk, maturity risk and liquidity risk. These risks could affect the value of investments of the International Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

• Credit Risk. The value of the International Fund’s fixed income investments is dependent on the creditworthiness of the issuer. A deterioration in the financial condition of an issuer or a deterioration in general economic conditions could cause an issuer to fail to pay principal and interest when due.

• Interest Rate Risk. The value of the International Fund’s fixed income investments will generally vary inversely with the direction of prevailing interest rates. Generally when interest rates rise, the value of the International Fund’s fixed income investments can be expected to decline.

• Maturity Risk. The value of the International Fund’s fixed income investments is also dependent on their maturity. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to changes in interest rates.

• Liquidity Risk. Liquidity risk is the risk that a fixed income security may be difficult to sell at an advantageous time or price due to limited market demand (resulting from a downgrade, a decline in price, or adverse conditions within the fixed income market).

ETF and Other Investment Company Risk: The International Fund may invest in ETFs or other investment companies. Through its positions in ETFs and other investment companies, the International Fund will be subject to the risks associated with such vehicles’ investments, including the possibility that the value of the securities or instruments held by an ETF or other investment company could decrease (or increase). Certain of the ETFs or other investment companies in which the International Fund may invest may hold common portfolio positions, thereby reducing any diversification benefits. Investments in ETFs and other investment companies are also subject to the following additional risks:

• Investment Limitation. Under the Investment Company Act of 1940 (the “1940 Act”), the International Fund may not acquire shares of an ETF or other investment company if, immediately after such acquisition, the International Fund and its affiliated persons would hold more than 3% of the ETF’s or investment company’s total outstanding shares unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the Securities and Exchange Commission (the “SEC”) that is applicable to the International Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. Accordingly, the 3% limitation may prevent the International Fund from allocating its investments in the manner the Adviser considers optimal, or cause the Adviser to select an investment other than that which the Adviser considers optimal.

• Expenses. Since the International Fund is a “fund of funds,” your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment companies, because you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the International Fund invests in addition to the International Fund’s direct fees and expenses. Furthermore, the use of a fund of funds structure could affect the timing, amount, and character of a fund’s distributions and therefore may increase the amount of your tax liability.

• Registration. Shareholders of ETFs that are registered under the Securities Act of 1933 but not the 1940 Act, such as certain ETFs that invest in commodities, do not have the protections of the 1940 Act.

• Market Value Risk. The market value of an ETF’s shares may differ from its net asset value (“NAV”). This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the International Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the International Fund’s NAV is reduced for undervalued ETFs it holds, and that the International Fund receives less than NAV when selling an ETF).

• Tracking Risk. Index-based Fund Investments may not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, Fund Investments may incur expenses not incurred by their applicable indices. Certain securities comprising these indices may, from time to time, temporarily be unavailable, which may further impede a Fund Investment’s ability to track its applicable indices or match its performance.

• Sampling Risk. Index-based Fund Investments may utilize a representative sampling approach to track their respective underlying indices. Index-based Fund Investments that utilize a representative sampling approach are subject to an increased risk of tracking error because the securities selected for the Fund Investment in the aggregate may vary from the investment profile of the underlying index. Additionally, if using a representative sampling approach, a Fund Investment will typically hold a smaller number of securities than the underlying index, and as a result, an adverse development to a Fund Investment could result in a greater decline in NAV than would be the case if the Fund Investment held all of the securities in the underlying index.

Risks Related to Portfolio Turnover: As a result of its trading strategies, the International Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional Fund expenses. High rates of portfolio turnover may lower the performance of the International Fund due to these increased costs and may also result in the realization of short-term capital gains. If the International Fund realizes capital gains when Fund Investments are sold, the Fund must generally distribute those gains to shareholders, increasing the Fund’s taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains that are taxed to shareholders at ordinary income tax rates.

U.S. Government Securities Risk: Securities issued by the U.S. government or its agencies are subject to risks related to the creditworthiness of the U.S. government. In addition, such securities may not be backed by the “full faith and credit” of the U.S. government, but rather by a right to borrow from the U.S. government or the creditworthiness of the issuer itself. The value of any such securities may fluctuate with changes in credit ratings and market perceptions of the U.S. government and the issuers of the securities, as well as interest rates and other risks applicable to fixed income securities generally.

Risks Related to Investments in Money Market Mutual Funds: Although a money market fund seeks to maintain the value of an investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in a money market fund. The International Fund will incur additional indirect expenses due to acquired fund fees and other costs to the extent it invests in shares of money market mutual funds.

Derivative Risk: Put and call options and futures contracts are referred to as “derivative” instruments since their values are based on (“derived from”) the values of other securities. Derivative instruments can be volatile and the potential loss to the International Fund may exceed the International Fund’s initial investment. Derivative instruments may be difficult to value and may be subject to wide swings in valuations caused by changes in the value of the underlying instrument. The use of these instruments requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling securities. If the Adviser uses a derivative instrument at the wrong time or judges market conditions incorrectly, or if the derivative instrument does not perform as expected, these strategies may significantly reduce the International Fund’s return. The International Fund could also experience losses if it is unable to close out a position because the market for an instrument or position is or becomes illiquid.

Derivative instruments involve risks different from direct investments in the underlying securities, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid. Derivative instruments may create economic leverage in the International Fund, which magnifies the International Fund’s exposure to the underlying instrument.

• Options. If the International Fund sells a put option whose exercise is settled in cash, the International Fund cannot provide in advance for its potential settlement obligations by selling short the underlying securities, and the International Fund will be responsible, during the option’s life, for any decreases in the value of the underlying security below the strike price of the put option. If the International Fund sells a call option whose exercise is settled in cash, the International Fund cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities, and the International Fund will be responsible, during the option’s life, for any increases in the value of the underlying security above the strike price of the call option.

• Futures Contracts. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. The International Fund will be required to deposit with its custodian in a segregated account cash, U.S. Government securities, suitable money market instruments, or liquid, high-grade fixed income securities, known as “initial margin” in an amount required for the particular futures contract as set by the exchange on which the contract is traded. This margin amount may be significantly modified from time to time by the exchange during the term of the contract. If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. The International Fund will incur brokerage fees when it purchases and sell futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions, which may result in a gain or a loss. While futures positions taken by the Fund will usually be liquidated in this manner, the International Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous for the International Fund to do so.

• Securities Index Futures Contracts. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract’s expiration date, a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

An investment in the Alternative Fund is subject to investment risks; therefore you may lose money by investing in the Alternative Fund. There can be no assurance that the Alternative Fund will be successful in meeting its investment objective. The Alternative Fund is best suited for long-term investors. Generally, the Alternative Fund will be subject to the following risks:

Market Risk: Market risk refers to the risk that the value of securities in the Alternative Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including fluctuation in interest rates, the quality of the Alternative Fund’s investments, general economic and market conditions, and investor sentiment. In a declining stock market, stock prices for all companies (including those in the Alternative Fund’s portfolio) may decline, regardless of their long-term prospects.

Management Style Risk: The share price of the Alternative Fund changes daily based on the performance of the securities in which it invests and the success of the Adviser’s options strategies. The ability of the Alternative Fund to meet its investment objective is directly related to the success of the Adviser’s investment process and there is no guarantee that the Adviser’s judgments about the attractiveness, value and potential appreciation of particular investments and strategies for the Alternative Fund will be correct or produce the desired results. If the Adviser fails to accurately evaluate market risk or appropriately react to current and developing market conditions, the Alternative Fund’s share price may be adversely affected.

Derivative Risk: Put and call options are referred to as “derivative” instruments since their values are based on (“derived from”) the values of other securities. Derivative instruments can be volatile and the potential loss to the Alternative Fund may exceed the Alternative Fund’s initial investment. Derivative instruments may be difficult to value and may be subject to wide swings in valuations caused by changes in the value of the underlying instrument. The use of these instruments requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling securities. If the Adviser uses a derivative instrument at the wrong time or judges market conditions incorrectly, or if the derivative instrument does not perform as expected, these strategies may significantly reduce the Alternative Fund’s return. The Alternative Fund could also experience losses if it is unable to close out a position because the market for an instrument or position is or becomes illiquid.

Derivative instruments involve risks different from direct investments in the underlying securities, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid. Derivative instruments may create economic leverage in the Alternative Fund, which magnifies the Alternative Fund’s exposure to the underlying instrument.

• Options. If the Alternative Fund sells a put option whose exercise is settled in cash, the Alternative Fund cannot provide in advance for its potential settlement obligations by selling short the underlying securities, and the Alternative Fund will be responsible, during the option’s life, for any decreases in the value of the underlying security below the strike price of the put option. If the Alternative Fund sells a call option whose exercise is settled in cash, the Alternative Fund cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities, and the Alternative Fund will be responsible, during the option’s life, for any increases in the value of the underlying security above the strike price of the call option. If the Alternative Fund establishes a debit option spread, the potential for unlimited losses associated with the option the Alternative Fund sold will be mitigated, but the potential for unlimited gains associated with the option purchased will be reduced by the cost of, and capped by losses potentially incurred as a result of, the corresponding option sold. Options purchased by the Alternative Fund may decline in value with the passage of time, even in the absence of movement in the price of the underlying security.

• Futures Contracts. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. The Alternative Fund will be required to deposit with its custodian in a segregated account cash, U.S. Government securities, suitable money market instruments, or liquid, high-grade fixed income securities, known as “initial margin” in an amount required for the particular futures contract as set by the exchange on which the contract is traded. This margin amount may be significantly modified from time to time by the exchange during the term of the contract. If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. The Alternative Fund will incur brokerage fees when it purchases and sell futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions, which may result in a gain or a loss. While futures positions taken by the Fund will usually be liquidated in this manner, the Alternative Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous for the Alternative Fund to do so.

• Securities Index Futures Contracts. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract’s expiration date, a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

Foreign Securities Risk: Investing in securities issued by companies whose principal business activities are outside the United States, or investing in ADRs or Fund Investments focusing on such companies, may involve significant risks not present in domestic investments. There is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the Alternative Fund from foreign markets, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility.

Currency Risk: Investments in foreign markets involve currency risk, which is the risk that the values of the Fund Investments and other assets denominated in foreign currencies will decrease due to adverse changes in the value of the U.S. dollar relative to the value of foreign currencies. The Alternative Fund may, but is not required to, hedge against currency risk through the use of forward foreign currency contracts, which are obligations to purchase or sell a specified currency at a future date at a price established at the time of the contract. Forward foreign currency contracts involve the risk of loss due to the imposition of exchange controls by a foreign government, the delivery failure or default by the other party to the transaction or the inability of the Alternative Fund to close out a position if the trading market becomes illiquid. There can be no assurance that any currency hedging transactions will be successful, and the Alternative Fund may suffer losses from these transactions.

Small and Medium Capitalization Companies Risk: The Alternative Fund may, at any given time, invest a significant portion of its assets in securities of small capitalization companies (i.e. companies with less than $1 billion in capitalization) and/or medium capitalization companies (i.e., companies with between $1 billion and $5 billion in capitalization). Investing in the securities of small and medium capitalization companies generally involves greater risk than investing in larger, more established companies. The securities of small and medium companies usually have more limited marketability and therefore may be more volatile and less liquid than securities of larger, more established companies or the market averages in general. Because small and medium capitalization companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Small and medium capitalization companies often have limited product lines, markets, or financial resources and lack management depth, making them more susceptible to market pressures. Small and medium capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies. The foregoing risks are generally increased for small capitalization companies as compared to companies with larger capitalizations.

Large Capitalization Companies Risk: Large capitalization companies (i.e., companies with more than $5 billion in capitalization) may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Fixed Income Risk: Risks of investments in fixed income securities include, without limitation, credit risk, interest rate risk, maturity risk and liquidity risk. These risks could affect the value of investments of the Alternative Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

• Credit Risk. The value of the Alternative Fund’s fixed income investments is dependent on the creditworthiness of the issuer. A deterioration in the financial condition of an issuer or a deterioration in general economic conditions could cause an issuer to fail to pay principal and interest when due.

• Interest Rate Risk. The value of the Alternative Fund’s fixed income investments will generally vary inversely with the direction of prevailing interest rates. Generally when interest rates rise, the value of the Alternative Fund’s fixed income investments can be expected to decline.

• Maturity Risk. The value of the Alternative Fund’s fixed income investments is also dependent on their maturity. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to changes in interest rates.

• Liquidity Risk. Liquidity risk is the risk that a fixed income security may be difficult to sell at an advantageous time or price due to limited market demand (resulting from a downgrade, a decline in price, or adverse conditions within the fixed income market).

Junk Bonds or High Yield Securities Risk: High yield securities and unrated securities of similar credit quality are considered to be speculative with respect to the issuer’s continuing ability to make principal and interest payments and are generally subject to greater levels of credit quality risk than investment grade securities. High yield securities are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These fixed income securities are considered below “investment-grade.” The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated fixed income securities, and adverse conditions could make it difficult at times to sell these securities or could result in lower prices than higher-rated fixed income securities. These risks can reduce the value of the Alternative Fund’s shares and the income it earns.

Mortgage-Related Securities Risk: Mortgage-related and other asset backed securities may be particularly sensitive to changes in prevailing interest rates and early repayment on such securities may expose the Alternative Fund to a lower rate of return upon reinvestment of principal.

ETF and Other Investment Company Risk: The Alternative Fund may invest in ETFs or other investment companies. Through its positions in ETFs and other investment companies, the Alternative Fund will be subject to the risks associated with such vehicles’ investments, including the possibility that the value of the securities or instruments held by an ETF or other investment company could decrease (or increase). Certain of the ETFs or other investment companies in which the Alternative Fund may invest may hold common portfolio positions, thereby reducing any diversification benefits. Investments in ETFs and other investment companies are also subject to the following additional risks:

• Investment Limitation. Under the Investment Company Act of 1940 (the “1940 Act”), the Alternative Fund may not acquire shares of an ETF or other investment company if, immediately after such acquisition, the Alternative Fund and its affiliated persons would hold more than 3% of the ETF’s or investment company’s total outstanding shares unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the Securities and Exchange Commission (the “SEC”) that is applicable to the Alternative Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. Accordingly, the 3% limitation may prevent the Alternative Fund from allocating its investments in the manner the Adviser considers optimal, or cause the Adviser to select an investment other than that which the Adviser considers optimal.

• Expenses. Since the Alternative Fund is a “fund of funds,” your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment companies, because you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Alternative Fund invests in addition to the Alternative Fund’s direct fees and expenses. Furthermore, the use of a fund of funds structure could affect the timing, amount, and character of a fund’s distributions and therefore may increase the amount of your tax liability.

• Registration. Shareholders of ETFs that are registered under the Securities Act of 1933 but not the 1940 Act, such as certain ETFs that invest in commodities, do not have the protections of the 1940 Act.

• Market Value Risk. The market value of an ETF’s shares may differ from its net asset value (“NAV”). This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Alternative Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Alternative Fund’s NAV is reduced for undervalued ETFs it holds, and that the Alternative Fund receives less than NAV when selling an ETF).

• Tracking Risk. Index-based Fund Investments may not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, Fund Investments may incur expenses not incurred by their applicable indices. Certain securities comprising these indices may, from time to time, temporarily be unavailable, which may further impede a Fund Investment’s ability to track its applicable indices or match its performance.

• Sampling Risk. Index-based Fund Investments may utilize a representative sampling approach to track their respective underlying indices. Index-based Fund Investments that utilize a representative sampling approach are subject to an increased risk of tracking error because the securities selected for the Fund Investment in the aggregate may vary from the investment profile of the underlying index. Additionally, if using a representative sampling approach, a Fund Investment will typically hold a smaller number of securities than the underlying index, and as a result, an adverse development to a Fund Investment could result in a greater decline in NAV than would be the case if the Fund Investment held all of the securities in the underlying index.

U.S. Government Securities Risk: Securities issued by the U.S. government or its agencies are subject to risks related to the creditworthiness of the U.S. government. In addition, such securities may not be backed by the “full faith and credit” of the U.S. government, but rather by a right to borrow from the U.S. government or the creditworthiness of the issuer itself. The value of any such securities may fluctuate with changes in credit ratings and market perceptions of the U.S. government and the issuers of the securities, as well as interest rates and other risks applicable to fixed income securities generally.

Risks Related to Investments in Money Market Mutual Funds: Although a money market fund seeks to maintain the value of an investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in a money market fund. The Alternative Fund will incur additional indirect expenses due to acquired fund fees and other costs to the extent it invests in shares of money market mutual funds.

An investment in the Income Fund is subject to investment risks; therefore you may lose money by investing in the Income Fund. There can be no assurance that the Income Fund will be successful in meeting its investment objective. The Income Fund is best suited for long-term investors. Generally, the Income Fund will be subject to the following risks:

Market Risk: Market risk refers to the risk that the value of securities in the Income Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including fluctuation in interest rates, the quality of the Income Fund’s investments, general economic and market conditions, and investor sentiment. In a declining market, prices for all Fund Investments (including those in the Income Fund’s portfolio) may decline, regardless of their long-term prospects.

Management Style Risk: The share price of the Income Fund changes daily based on the performance of the securities in which it invests. The Income Fund’s ability to meet its investment objective is directly related to the ability of the Adviser’s allocation model to accurately measure market risk and appropriately react to current and developing market trends. There is no guarantee that the Adviser’s judgments about the attractiveness, value, and potential appreciation of particular investments in which the Income Fund invests will be correct or produce the desired results. If the Adviser fails to accurately evaluate market risk or appropriately react to current and developing market conditions, the Income Fund’s share price may be adversely affected.

Fixed Income Risk: Risks of investments in fixed income securities include, without limitation, credit risk, interest rate risk, maturity risk and liquidity risk. These risks could affect the value of investments of the Income Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

• Credit Risk. The value of the Income Fund’s fixed income investments is dependent on the creditworthiness of the issuer. A deterioration in the financial condition of an issuer or a deterioration in general economic conditions could cause an issuer to fail to pay principal and interest when due.

• Interest Rate Risk. The value of the Income Fund’s fixed income investments will generally vary inversely with the direction of prevailing interest rates. Generally when interest rates rise, the value of the Income Fund’s fixed income investments can be expected to decline.

• Maturity Risk. The value of the Income Fund’s fixed income investments is also dependent on their maturity. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to changes in interest rates.

• Liquidity Risk. Liquidity risk is the risk that a fixed income security may be difficult to sell at an advantageous time or price due to limited market demand (resulting from a downgrade, a decline in price, or adverse conditions within the fixed income market).

Junk Bonds or High Yield Securities Risk: High yield securities and unrated securities of similar credit quality are considered to be speculative with respect to the issuer’s continuing ability to make principal and interest payments and are generally subject to greater levels of credit quality risk than investment grade securities. High yield securities are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These fixed income securities are considered below “investment-grade.” The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated fixed income securities, and adverse conditions could make it difficult at times to sell these securities or could result in lower prices than higher-rated fixed income securities. These risks can reduce the value of the Income Fund’s shares and the income it earns.

Mortgage-Related Securities Risk: Mortgage-related and other asset backed securities may be particularly sensitive to changes in prevailing interest rates and early repayment on such securities may expose the Income Fund to a lower rate of return upon reinvestment of principal.

Foreign Securities Risk: Investing in securities issued by companies whose principal business activities are outside the United States, or investing in American Depositary Receipts (“ADRs”) or Fund Investments focusing on such companies, may involve significant risks not present in domestic investments. There is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the Income Fund from foreign markets, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility.

Currency Risk: Investments in foreign markets involve currency risk, which is the risk that the values of the Fund Investments and other assets denominated in foreign currencies will decrease due to adverse changes in the value of the U.S. dollar relative to the value of foreign currencies. The Income Fund may, but is not required to, hedge against currency risk through the use of forward foreign currency contracts, which are obligations to purchase or sell a specified currency at a future date at a price established at the time of the contract. Forward foreign currency contracts involve the risk of loss due to the imposition of exchange controls by a foreign government, the delivery failure or default by the other party to the transaction or the inability of the Income Fund to close out a position if the trading market becomes illiquid. There can be no assurance that any currency hedging transactions will be successful, and the Income Fund may suffer losses from these transactions.

Emerging Markets Risk: Investments in emerging markets, which include Africa, Asia, the Middle East and Central and South America, are subject to the risk of abrupt and severe price declines. The economic and political structures of developing countries, in most cases, do not compare favorably with the U.S. and other developed countries in terms of wealth and stability, and financial markets in developing countries are not as liquid as markets in developed countries. The economies in emerging market countries are less developed and can be overly reliant on particular industries and more vulnerable to the ebb and flow of international trade, trade barriers, and other protectionist measures. Certain countries may have legacies or periodic episodes of hyperinflation and currency devaluations or instability and upheaval that could cause their governments to act in a detrimental or hostile manner toward private enterprise or foreign investment. Significant risks of war and terrorism currently affect some emerging market countries.

Sector/Focused Investment Risk: Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Income Fund invests more heavily in a particular sector or focuses its investments in securities issued by entities having similar characteristics, the value of its shares may be more sensitive to any single economic, business, political or regulatory occurrence than a mutual fund that is more widely diversified. The sectors in which the Income Fund may invest in more heavily will vary.

Derivative Risk: Put and call options and futures contracts are referred to as “derivative” instruments since their values are based on (“derived from”) the values of other securities. Derivative instruments can be volatile and the potential loss to the Income Fund may exceed the Income Fund’s initial investment. Derivative instruments may be difficult to value and may be subject to wide swings in valuations caused by changes in the value of the underlying instrument. The use of these instruments requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling securities. If the Adviser uses a derivative instrument at the wrong time or judges market conditions incorrectly, or if the derivative instrument does not perform as expected, these strategies may significantly reduce the Income Fund’s return. The Income Fund could also experience losses if it is unable to close out a position because the market for an instrument or position is or becomes illiquid.

Derivative instruments involve risks different from direct investments in the underlying securities, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid. Derivative instruments may create economic leverage in the Income Fund, which magnifies the Income Fund’s exposure to the underlying instrument.

• Options. If the Income Fund sells a put option whose exercise is settled in cash, the Income Fund cannot provide in advance for its potential settlement obligations by selling short the underlying securities, and the Income Fund will be responsible, during the option’s life, for any decreases in the value of the underlying security below the strike price of the put option. If the Income Fund sells a call option whose exercise is settled in cash, the Income Fund cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities, and the Income Fund will be responsible, during the option’s life, for any increases in the value of the underlying security above the strike price of the call option.

• Futures Contracts. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. The Income Fund will be required to deposit with its custodian in a segregated account cash, U.S. Government securities, suitable money market instruments, or liquid, high-grade fixed income securities, known as “initial margin” in an amount required for the particular futures contract as set by the exchange on which the contract is traded. This margin amount may be significantly modified from time to time by the exchange during the term of the contract. If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. The Income Fund will incur brokerage fees when it purchases and sell futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions, which may result in a gain or a loss. While futures positions taken by the Fund will usually be liquidated in this manner, the Income Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous for the Income Fund to do so.

• Securities Index Futures Contracts. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract’s expiration date, a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

ETF and Other Investment Company Risk: The Income Fund may invest in ETFs or other investment companies. Through its positions in ETFs and other investment companies, the Income Fund will be subject to the risks associated with such vehicles’ investments, including the possibility that the value of the securities or instruments held by an ETF or other investment company could decrease (or increase). Certain of the ETFs or other investment companies in which the Income Fund may invest may hold common portfolio positions, thereby reducing any diversification benefits. Investments in ETFs and other investment companies are also subject to the following additional risks:

• Investment Limitation. Under the Investment Company Act of 1940 (the “1940 Act”), the Income Fund may not acquire shares of an ETF or other investment company if, immediately after such acquisition, the Income Fund and its affiliated persons would hold more than 3% of the ETF’s or investment company’s total outstanding shares unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the Securities and Exchange Commission (the “SEC”) that is applicable to the Income Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. Accordingly, the 3% limitation may prevent the Income Fund from allocating its investments in the manner the Adviser considers optimal, or cause the Adviser to select an investment other than that which the Adviser considers optimal.

• Expenses. Since the Income Fund is a “fund of funds,” your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment companies, because you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Income Fund invests in addition to the Income Fund’s direct fees and expenses. Furthermore, the use of a fund of funds structure could affect the timing, amount, and character of a fund’s distributions and therefore may increase the amount of your tax liability.

• Registration. Shareholders of ETFs that are registered under the Securities Act of 1933 but not the 1940 Act, such as certain ETFs that invest in commodities, do not have the protections of the 1940 Act.

• Market Value Risk. The market value of an ETF’s shares may differ from its net asset value (“NAV”). This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Income Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Income Fund’s NAV is reduced for undervalued ETFs it holds, and that the Income Fund receives less than NAV when selling an ETF).

• Tracking Risk. Index-based Fund Investments may not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, Fund Investments may incur expenses not incurred by their applicable indices. Certain securities comprising these indices may, from time to time, temporarily be unavailable, which may further impede a Fund Investment’s ability to track its applicable indices or match its performance. Because the Income Fund’s portfolio may have significant exposure to certain types of securities and instruments that are not represented in a similar manner or in similar weightings as that of the Barclay’s Index, there is a significantly greater risk that the Income Fund may substantially underperform the Barclay’s Index and the Income Fund’s performance may be significantly more volatile than the Barclay’s Index. Potential investors should only consider investing in the Income Fund if they understand and are willing to accept the heightened risks and volatility associated with the Adviser’s investment approach.

• Sampling Risk. Index-based Fund Investments may utilize a representative sampling approach to track their respective underlying indices. Index-based Fund Investments that utilize a representative sampling approach are subject to an increased risk of tracking error because the securities selected for the Fund Investment in the aggregate may vary from the investment profile of the underlying index. Additionally, if using a representative sampling approach, a Fund Investment will typically hold a smaller number of securities than the underlying index, and as a result, an adverse development to a Fund Investment could result in a greater decline in NAV than would be the case if the Fund Investment held all of the securities in the underlying index.

Risks Related to Portfolio Turnover: As a result of its trading strategies, the Income Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional Fund expenses. High rates of portfolio turnover may lower the performance of the Income Fund due to these increased costs and may also result in the realization of short-term capital gains. If the Income Fund realizes capital gains when Fund Investments are sold, the Income Fund must generally distribute those gains to shareholders, increasing the Income Fund’s taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains that are taxed to shareholders at ordinary income tax rates.

U.S. Government Securities Risk: Securities issued by the U.S. government or its agencies are subject to risks related to the creditworthiness of the U.S. government. In addition, such securities may not be backed by the “full faith and credit” of the U.S. government, but rather by a right to borrow from the U.S. government or the creditworthiness of the issuer itself. The value of any such securities may fluctuate with changes in credit ratings and market perceptions of the U.S. government and the issuers of the securities, as well as interest rates and other risks applicable to fixed income securities generally.

Risks Related to Investments in Money Market Mutual Funds: Although a money market fund seeks to maintain the value of an investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in a money market fund. The Income Fund will incur additional indirect expenses due to acquired fund fees and other costs to the extent it invests in shares of money market mutual funds.

An investment in the Growth Fund is subject to investment risks; therefore you may lose money by investing in the Growth Fund. There can be no assurance that the Growth Fund will be successful in meeting its investment objective. The Growth Fund is best suited for long-term investors. Generally, the Growth Fund will be subject to the following risks:

Market Risk: Market risk refers to the risk that the value of securities in the Growth Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including fluctuation in interest rates, the quality of the Growth Fund’s investments, general economic and market conditions, and investor sentiment. In a declining stock market, stock prices for all companies (including those in the Growth Fund’s portfolio) may decline, regardless of their long-term prospects.

Management Style Risk: The share price of the Growth Fund changes daily based on the performance of the securities in which it invests. The ability of the Growth Fund to meet its investment objective is directly related to the ability of the Adviser to accurately measure market risk and appropriately react to current and developing market trends. There is no guarantee that the Adviser’s judgments about the attractiveness, value and potential appreciation of particular investments in which the Growth Fund invests will be correct or produce the desired results. If the Adviser fails to accurately evaluate market risk or appropriately react to current and developing market conditions, the Growth Fund’s share price may be adversely affected.

Growth Investing Risk: The Growth Fund may invest in companies that appear to be growth-oriented. Growth companies are those that the Adviser believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the Adviser’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Growth Fund’s return.

Value Investing Risk: Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the Adviser to be undervalued may not be undervalued.

Foreign Securities Risk: Investing in securities issued by companies whose principal business activities are outside the United States, or investing in American Depositary Receipts (“ADRs”) or Fund Investments focusing on such companies, may involve significant risks not present in domestic investments. There is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the Growth Fund from foreign markets, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility.

Currency Risk: Investments in foreign markets involve currency risk, which is the risk that the values of the Fund Investments and other assets denominated in foreign currencies will decrease due to adverse changes in the value of the U.S. dollar relative to the value of foreign currencies. The Growth Fund may, but is not required to, hedge against currency risk through the use of forward foreign currency contracts, which are obligations to purchase or sell a specified currency at a future date at a price established at the time of the contract. Forward foreign currency contracts involve the risk of loss due to the imposition of exchange controls by a foreign government, the delivery failure or default by the other party to the transaction or the inability of the Growth Fund to close out a position if the trading market becomes illiquid. There can be no assurance that any currency hedging transactions will be successful, and the Growth Fund may suffer losses from these transactions.

Small and Medium Capitalization Companies Risk: The Growth Fund may, at any given time, invest a significant portion of its assets in securities of small capitalization companies (i.e., companies with less than $1 billion in capitalization) and/or medium capitalization companies (i.e., companies with between $1 billion and $5 billion in capitalization). Investing in the securities of small and medium capitalization companies generally involves greater risk than investing in larger, more established companies. The securities of small and medium companies usually have more limited marketability and therefore may be more volatile and less liquid than securities of larger, more established companies or the market averages in general. Because small and medium capitalization companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Small and medium capitalization companies often have limited product lines, markets, or financial resources and lack management depth, making them more susceptible to market pressures. Small and medium capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies. The foregoing risks are generally increased for small capitalization companies as compared to companies with larger capitalizations.

Large Capitalization Companies Risk: Large capitalization companies (i.e., companies with more than $5 billion in capitalization) may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Sector/Focused Investment Risk: Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Growth Fund invests more heavily in a particular sector or focuses its investments in securities by entities having similar characteristics, the value of its shares may be more sensitive to any single economic, business, political or regulatory occurrence affecting that sector than a fund that does not invest heavily in the sector. The sectors in which the Growth Fund may invest in more heavily will vary.

Commodity Risk: Investing in commodities through commodity-linked ETFs and mutual funds may subject the Growth Fund to potentially greater volatility than investments in traditional securities. The value of commodity-linked ETFs and mutual funds will be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Fixed Income Risk: Risks of investments in fixed income securities include, without limitation, credit risk, interest rate risk, maturity risk and liquidity risk. These risks could affect the value of investments of the Growth Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

• Credit Risk. The value of the Growth Fund’s fixed income investments is dependent on the creditworthiness of the issuer. A deterioration in the financial condition of an issuer or a deterioration in general economic conditions could cause an issuer to fail to pay principal and interest when due.

• Interest Rate Risk. The value of the Growth Fund’s fixed income investments will generally vary inversely with the direction of prevailing interest rates. Generally when interest rates rise, the value of the Growth Fund’s fixed income investments can be expected to decline.

• Maturity Risk. The value of the Growth Fund’s fixed income investments is also dependent on their maturity. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to changes in interest rates.

• Liquidity Risk. Liquidity risk is the risk that a fixed income security may be difficult to sell at an advantageous time or price due to limited market demand (resulting from a downgrade, a decline in price, or adverse conditions within the fixed income market).

Junk Bonds or High Yield Securities Risk: High yield securities and unrated securities of similar credit quality are considered to be speculative with respect to the issuer’s continuing ability to make principal and interest payments and are generally subject to greater levels of credit quality risk than investment grade securities. High yield securities are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These fixed income securities are considered below “investment-grade”. The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated fixed income securities, and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Growth Fund’s net asset value. These risks can reduce the value of the Growth Fund’s shares and the income it earns.

ETF and Other Investment Company Risk: The Growth Fund may invest in ETFs or other investment companies. Through its positions in ETFs and other investment companies, the Growth Fund will be subject to the risks associated with such vehicles’ investments, including the possibility that the value of the securities or instruments held by an ETF or other investment company could decrease (or increase). Certain of the ETFs or other investment companies in which the Growth Fund may invest may hold common portfolio positions, thereby reducing any diversification benefits. Investments in ETFs and other investment companies are also subject to the following additional risks:

• Investment Limitation. Under the Investment Company Act of 1940 (the “1940 Act”), the Growth Fund may not acquire shares of an ETF or other investment company if, immediately after such acquisition, the Growth Fund and its affiliated persons would hold more than 3% of the ETF’s or investment company’s total outstanding shares unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the Securities and Exchange Commission (the “SEC”) that is applicable to the Growth Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. Accordingly, the 3% limitation may prevent the Growth Fund from allocating its investments in the manner the Adviser considers optimal or cause the Adviser to select an investment other than that which the Adviser considers optimal.

• Expenses. Since the Growth Fund is a “fund of funds,” your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment companies, because you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Growth Fund invests in addition to the Growth Fund’s direct fees and expenses. Furthermore, the use of a fund of funds structure could affect the timing, amount, and character of a fund’s distributions and therefore may increase the amount of your tax liability.

• Registration. Shareholders of ETFs that are registered under the Securities Act of 1933 but not the 1940 Act, such as certain ETFs that invest in commodities, do not have the protections of the 1940 Act.

• Market Value Risk. The market value of an ETF’s shares may differ from its net asset value (“NAV”). This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Growth Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Growth Fund’s NAV is reduced for undervalued ETFs it holds, and that the Growth Fund receives less than NAV when selling an ETF).

• Tracking Risk. Index-based Fund Investments may not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, Fund Investments may incur expenses not incurred by their applicable indices. Certain securities comprising these indices may, from time to time, temporarily be unavailable, which may further impede a Fund Investment’s ability to track its applicable indices or match its performance.

• Sampling Risk. Index-based Fund Investments may utilize a representative sampling approach to track their respective underlying indices. Index-based Fund Investments that utilize a representative sampling approach are subject to an increased risk of tracking error because the securities selected for the Fund Investment in the aggregate may vary from the investment profile of the underlying index. Additionally, if using a representative sampling approach, a Fund Investment will typically hold a smaller number of securities than the underlying index, and as a result, an adverse development to a Fund Investment could result in a greater decline in NAV than would be the case if the Fund Investment held all of the securities in the underlying index.

Risks Related to Portfolio Turnover: As a result of its trading strategies, the Growth Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional Growth Fund expenses. High rates of portfolio turnover may lower the performance of the Growth Fund due to these increased costs and may also result in the realization of short-term capital gains. If the Growth Fund realizes capital gains when Fund Investments are sold, the Growth Fund must generally distribute those gains to shareholders, increasing the Growth Fund’s taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains that are taxed to shareholders at ordinary income tax rates.

U.S. Government Securities Risk: Securities issued by the U.S. government or its agencies are subject to risks related to the creditworthiness of the U.S. government. In addition, such securities may not be backed by the “full faith and credit” of the U.S. government, but rather by a right to borrow from the U.S. government or the creditworthiness of the issuer itself. The value of any such securities may fluctuate with changes in credit ratings and market perceptions of the U.S. government and the issuers of the securities, as well as interest rates and other risks applicable to fixed income securities generally.

Risks Related to Investments in Money Market Mutual Funds: Although a money market fund seeks to maintain the value of an investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in a money market fund. The Growth Fund will incur additional indirect expenses due to acquired fund fees and other costs to the extent it invests in shares of money market mutual funds.

Derivative Risk: Put and call options and futures contracts are referred to as “derivative” instruments since their values are based on (“derived from”) the values of other securities. Derivative instruments can be volatile and the potential loss to the Growth Fund may exceed the Growth Fund’s initial investment. Derivative instruments may be difficult to value and may be subject to wide swings in valuations caused by changes in the value of the underlying instrument. The use of these instruments requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling securities. If the Adviser uses a derivative instrument at the wrong time or judges market conditions incorrectly, or if the derivative instrument does not perform as expected, these strategies may significantly reduce the Growth Fund’s return. The Growth Fund could also experience losses if it is unable to close out a position because the market for an instrument or position is or becomes illiquid.

Derivative instruments involve risks different from direct investments in the underlying securities, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid. Derivative instruments may create economic leverage in the Growth Fund, which magnifies the Growth Fund’s exposure to the underlying instrument.

• Options. If the Growth Fund sells a put option whose exercise is settled in cash, the Growth Fund cannot provide in advance for its potential settlement obligations by selling short the underlying securities, and the Growth Fund will be responsible, during the option’s life, for any decreases in the value of the underlying security below the strike price of the put option. If the Growth Fund sells a call option whose exercise is settled in cash, the Growth Fund cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities, and the Growth Fund will be responsible, during the option’s life, for any increases in the value of the underlying security above the strike price of the call option.

• Futures Contracts. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. The Growth Fund will be required to deposit with its custodian in a segregated account cash, U.S. Government securities, suitable money market instruments, or liquid, high-grade fixed income securities, known as “initial margin” in an amount required for the particular futures contract as set by the exchange on which the contract is traded. This margin amount may be significantly modified from time to time by the exchange during the term of the contract. If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. The Growth Fund will incur brokerage fees when it purchases and sell futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions, which may result in a gain or a loss. While futures positions taken by the Fund will usually be liquidated in this manner, the Growth Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous for the Growth Fund to do so.

• Securities Index Futures Contracts. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract’s expiration date, a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

[rr_RiskReturnHeading]																																																						RISK/RETURN SUMMARIES STADION MANAGED RISK 100 FUND (formerly the Stadion Managed Fund)	STADION TACTICAL DEFENSIVE FUND	STADION DEFENSIVE INTERNATIONAL FUND (formerly the Stadion Olympus Fund)	STADION TRILOGY ALTERNATIVE RETURN FUND (formerly the Stadion Trilogy Fund)	STADION TACTICAL INCOME FUND	STADION TACTICAL GROWTH FUND (formerly the Stadion Market Opportunity Fund)
[rr_ShareholderFeesCaption]																																																						Shareholder Fees (fees paid directly from your investment)	Shareholder Fees (fees paid directly from your investment)	Shareholder Fees (fees paid directly from your investment)	Shareholder Fees (fees paid directly from your investment)	Shareholder Fees (fees paid directly from your investment)	Shareholder Fees (fees paid directly from your investment)
[rr_ShareholderFeesTableTextBlock]
[rr_StrategyHeading]																																																						PRINCIPAL INVESTMENT STRATEGIES	PRINCIPAL INVESTMENT STRATEGIES	PRINCIPAL INVESTMENT STRATEGIES	PRINCIPAL INVESTMENT STRATEGIES	PRINCIPAL INVESTMENT STRATEGIES	PRINCIPAL INVESTMENT STRATEGIES
[rr_StrategyNarrativeTextBlock]

To achieve its investment objective, the Managed Fund invests primarily in, and allocates its investments primarily between, Fund Investments (defined below) that the Adviser believes have the potential for capital appreciation and Cash Positions (defined below).

• “Fund Investments” include actively managed and index-based ETFs (exchange traded funds), mutual funds and other investment companies, groups of securities related by index or sector made available through certain brokers at a discount brokerage rate (such as stock baskets, baskets of bonds and other index-or sector-based groups of related securities) and options or futures positions (e.g., options or futures contracts on securities, securities indexes, currencies or other financial instruments) with respect to any of the foregoing intended to match or approximate their performance.

• “Cash Positions” include cash and short-term, highly liquid investments, such as money market instruments, U.S. government obligations, commercial paper, repurchase agreements, and other cash or cash equivalent positions.

In allocating the Managed Fund’s assets, Stadion Money Management, LLC (the “Adviser”) uses a proprietary, technically driven asset allocation model to determine current risk in the broad equity markets (reflected in the Adviser’s model by a weighted average score) based on a number of technical indicators. The technical indicators examined by the Adviser are primarily focused on trend analysis, such as analysis of price trends (e.g., determining risk based on movements of market prices up or down), breadth trends (e.g., analyzing the ratio of the number of advancing stocks to declining stocks) and relative strength (e.g., comparing risk profiles of investment alternatives such as small cap vs. large cap or growth vs. value). The Adviser then seeks to participate in markets and market sectors with low risk scores, while divesting its portfolio of investments in markets and market sectors with high risk scores.

To participate in markets and market sectors, the Adviser’s investment philosophy emphasizes purchasing Fund Investments, which the Adviser believes are a convenient way to invest in both broad market indexes (e.g., the S&P 500, Russell 2000, NASDAQ-100, MSCI EAFE, Barclays bond indexes, etc.) and market sector indexes (e.g., healthcare indexes, utilities indexes, real estate indexes, etc.). The Managed Fund may invest up to 100% of its portfolio in Fund Investments that have portfolios comprised of equity securities of domestic or foreign companies of any size in any sector. The Managed Fund may also invest up to 100% of its portfolio in fixed-income Fund Investments that have portfolios comprised of domestic or foreign corporate and/or government bonds issued by any size company, municipality or government body in any sector of any maturity or yield, provided that corporate debt obligations are “investment grade” securities rated in one of the four highest rating categories by any one or more nationally recognized rating agencies or, if not rated, are of equivalent quality in the opinion of the Adviser.

The Managed Fund may invest in options or futures positions for speculative purposes, when the Adviser determines that they provide a more efficient way to increase or reduce the Managed Fund’s overall exposure to an industry or sector than buying or selling other Fund Investments, or to hedge against risks of investments in the Managed Fund’s portfolio or markets generally. In general, the Managed Fund will not purchase or sell futures contracts or related options unless either (i) the futures contracts or options thereon are purchased for "bona fide hedging" purposes (as defined under regulations promulgated by the U.S. Commodity Futures Trading Commission (“CFTC”)); or (ii) if purchased for other purposes, the sum of the amounts of initial margin deposits on the Managed Fund's existing futures and premiums required to establish non-hedging positions, less the amount by which any such options positions are "in-the-money" (as defined under CFTC regulations) would not exceed 5% of the liquidation value of the Managed Fund's total assets.

In general, the Managed Fund will purchase or increase its exposure to Fund Investments focusing on equity markets or market sectors when the Adviser’s asset allocation model and risk analysis indicate that the applicable market or sector is at low risk of losing value or presents opportunities for growth and appreciation. The Managed Fund will generally sell or reduce investment exposure to Fund Investments tracking equity markets or market sectors (typically in favor of fixed-income Fund Investments or Cash Positions) when the Adviser’s asset allocation model and risk analysis indicate that such markets have become or are becoming risky, or when the Adviser believes that the equity markets are overvalued or market risk is otherwise too high. As a result, the Managed Fund may at times be substantially or fully invested (i.e., up to 100%) in fixed-income Fund Investments, Cash Positions or similar securities.

To achieve its investment objective, the Defensive Fund invests primarily in and allocates its investments primarily between Fund Investments (defined below) that the Adviser believes have the potential for capital appreciation and Cash Positions (defined below).

• “Fund Investments” include actively managed and index-based ETFs (exchange traded funds), mutual funds and other investment companies, groups of securities related by index or sector made available through certain brokers at a discount brokerage rate (such as stock baskets, baskets of bonds and other index-or sector-based groups of related securities) and options or futures positions (e.g., options or futures contracts on securities, securities indexes, currencies or other financial instruments) with respect to any of the foregoing intended to match or approximate their performance.

• “Cash Positions” include cash and short-term, highly liquid investments, such as money market instruments, U.S. government obligations, commercial paper, repurchase agreements, and other cash or cash equivalent positions.

In allocating the Defensive Fund’s assets, the Adviser uses a proprietary, technically driven asset allocation model to determine current risk in the broad equity markets (reflected in the Adviser’s model by a weighted average score) based on a number of technical indicators. The technical indicators examined by the Adviser are primarily focused on trend analysis, such as analysis of price trends (e.g., determining risk based on movements of market prices up or down), breadth trends (e.g., analyzing the ratio of the number of advancing stocks to declining stocks) and relative strength (e.g., comparing risk profiles of investment alternatives such as small cap vs. large cap or growth vs. value). The Adviser then seeks to participate in markets and market sectors with low risk scores, while divesting its portfolio of investments in markets and market sectors with high risk scores.

To participate in markets and market sectors, the Adviser’s investment philosophy emphasizes purchasing Fund Investments, which the Adviser believes are a convenient way to invest in both broad market indexes (e.g., the S&P 500, Russell 2000, NASDAQ-100, MSCI EAFE, Barclays bond indexes, etc.) and market sector indexes (e.g., healthcare indexes, utilities indexes, real estate indexes, etc.). The Defensive Fund may invest up to 100% of its portfolio in Fund Investments that have portfolios comprised of equity securities of domestic or foreign companies of any size in any sector. The Defensive Fund may also invest up to 100% of its portfolio in fixed-income Fund Investments that have portfolios comprised of domestic or foreign corporate and/or government bonds issued by any size company, municipality or government body in any sector of any maturity or yield, provided that corporate debt obligations are “investment grade” securities rated in one of the four highest rating categories by any one or more nationally recognized rating agencies or, if not rated, are of equivalent quality in the opinion of the Adviser.

The Defensive Fund will generally invest as follows:

•  The Core Position. Approximately 50% of the Defensive Fund’s assets will be invested in one or more broad-based equity or fixed-income Fund Investments, such as the S&P 500 Index, the Russell 2000 Index, the S&P 400 Mid-Cap Index, the Dow Jones Industrial Index, the Barclays U.S. Aggregate Bond Index, and the EAFE (Europe, Australia and Far East) Index or market sector Fund Investments, such as those tracking healthcare, utilities, real estate, financial, technology, consumer goods or other indexes (the “Core Position”). The mix of investments within the Defensive Fund’s Core Position may change frequently as the Adviser deems appropriate or necessary based upon its analysis and allocation models. However, through the Core Position, the Defensive Fund will be exposed to the performance of selected U.S. or international equity or debt markets as a whole, or sector indexes, regardless of market conditions or risk.

•  The Satellite Position. Approximately 50% of the Defensive Fund’s assets will be invested primarily in market sector Fund Investments, fixed-income Fund Investments, or Cash Positions using an allocation model and risk-based ranking system (the “Satellite Position”). The Satellite Position is not designed to hedge the Core Position; however, some investment positions may hedge, or have the effect of hedging, a portion of the Core Position from time to time.

The Defensive Fund’s Core Position will normally be fully invested and not in Cash Positions in order to blend the benefits of the market exposure gained through having approximately 50% of the Defensive Fund’s assets invested in broad-based equity or fixed-income market or market sector indexes in varying market conditions with the Satellite Position’s benefits of actively managing approximately 50% of the Defensive Fund’s assets using a market-sector, fixed-income and Cash Position rotation investing strategy.

The Defensive Fund may invest in options or futures positions for speculative purposes, when the Adviser determines that they provide a more efficient way to increase/reduce the Defensive Fund’s overall exposure to an industry or sector than buying/selling other Fund Investments, or to hedge against risks of investments in the Defensive Fund’s portfolio or markets generally. In general, the Defensive Fund will not purchase or sell futures contracts or related options unless either (i) the futures contracts or options thereon are purchased for "bona fide hedging" purposes (as defined under the CFTC regulations); or (ii) if purchased for other purposes, the sum of the amounts of initial margin deposits on the Defensive Fund's existing futures and premiums required to establish non-hedging positions, less the amount by which any such options positions are "in-the-money" (as defined under CFTC regulations) would not exceed 5% of the liquidation value of the Defensive Fund's total assets.

To achieve its investment objective, the International Fund invests primarily in, and allocates its investments primarily between, Fund Investments (defined below) that are intended to be generally representative of the performance of international developed and emerging markets and market sectors, and Cash Positions (defined below). Under normal market conditions, at least 40% of the Fund’s net assets will be invested in the securities of non-U.S. issuers (or Fund Investments that invest in such securities), and the International Fund will typically have exposure to not less than three different countries other than the U.S.

• “Fund Investments” include actively managed and index-based ETFs (exchange traded funds), mutual funds and other investment companies, groups of securities related by index or sector made available through certain brokers at a discount brokerage rate (such as stock baskets, baskets of bonds and other index-or sector-based groups of related securities) and options or futures positions (e.g., options or futures contracts on securities, securities indexes, currencies or other financial instruments) with respect to any of the foregoing intended to match or approximate their performance.

• “Cash Positions” include cash and short-term, highly liquid investments, such as money market instruments, U.S. government obligations, commercial paper, repurchase agreements, and other cash or cash equivalent positions.

In allocating the International Fund’s assets, the Adviser uses a proprietary, technically driven asset allocation model to determine current risk in international equity markets (reflected in the Adviser’s model by a weighted average score) based on a number of technical indicators. The technical indicators examined by the Adviser are primarily focused on trend analysis of international markets, such as analysis of price trends (e.g., determining risk based on movements of market prices up or down), breadth trends (e.g., analyzing whether international markets are trending positively or negatively) and relative strength (e.g., comparing risk profiles of investment alternatives such as emerging markets vs. developed international markets). The Adviser then seeks to participate in markets and market sectors with low risk scores, while divesting its portfolio of investments in markets and market sectors with high risk scores.

To participate in international developed and emerging markets and market sectors, the Adviser’s investment philosophy emphasizes purchasing Fund Investments, which the Adviser believes are a convenient way to invest in both broad market indexes (e.g., the MSCI World, MSCI ACW, Global Dow, MSCI EAFE, etc.), specific country or region indexes (e.g., MSCI Spain, WisdomTree Australia Dividend, the S&P Asia 50, etc.) and market sector indexes (e.g., country- or region-specific healthcare indexes, utilities indexes, real estate indexes, etc.). In this respect, the International Fund may invest in international developed and emerging markets and market sectors of all types, including Fund Investments with exposure to:

• developed and emerging equity markets and market sectors (including specific non-U.S. countries and regions);

• equity or fixed-income indexes that include exposure to both domestic and foreign markets or sectors;

• domestic or foreign corporate and/or government bonds issued by any size company, municipality or government body in any sector of any maturity or yield, provided that corporate debt obligations are “investment grade” securities rated in one of the four highest rating categories by one or more nationally recognized rating agencies or, if not so rated, are of equivalent quality in the opinion of the Adviser.

The International Fund may invest in options or futures positions for speculative purposes, when the Adviser determines that they provide a more efficient way to increase or reduce the International Fund’s overall exposure to an industry or sector than buying or selling other Fund Investments, or to hedge against risks of investments in the International Fund’s portfolio or markets generally. In general, the International Fund will not purchase or sell futures contracts or related options unless either (i) the futures contracts or options thereon are purchased for "bona fide hedging" purposes (as defined under regulations promulgated by the U.S. Commodity Futures Trading Commission (“CFTC”)); or (ii) if purchased for other purposes, the sum of the amounts of initial margin deposits on the International Fund's existing futures and premiums required to establish non-hedging positions, less the amount by which any such options positions are "in-the-money" (as defined under CFTC regulations) would not exceed 5% of the liquidation value of the International Fund's total assets.

In general, the International Fund will purchase or increase its exposure to Fund Investments focused on equity markets or market sectors when the Adviser’s asset allocation model and risk analysis indicate that the applicable market or market sector is at low risk of losing value or presents opportunities for growth and appreciation. The International Fund will generally sell or reduce investment exposure to Fund Investments tracking equity markets or market sectors (typically in favor of fixed-income Fund Investments or Cash Positions) when the Adviser’s asset allocation model and risk analysis indicate that such markets have become or are becoming risky, or when the Adviser believes that the equity markets are overvalued or market risk is otherwise too high. As a result, the International Fund may at times be substantially invested in fixed-income focused Fund Investments, Cash Positions or similar securities. The International Fund also has the flexibility to enter into forward foreign currency contracts or to purchase other Fund Investments to hedge against the adverse impact of changes in foreign exchange rates on, or other risks associated with, the Fund’s portfolio.

Although the International Fund will focus on international markets and market sectors, the International Fund will have exposure to U.S. markets and market sectors to the extent that the portfolios of the Fund Investments in which the Fund invests contain U.S. securities. The International Fund may invest in Fund Investments tracking equity markets or market sectors with portfolios comprised of domestic or foreign companies in any sector of any size.

To achieve its investment objective, the Alternative Fund combines multiple investment strategies and investment techniques that are designed to generate return and manage risk exposure across varying market conditions. The Alternative Fund employs three separate investment styles:

• a diversified portfolio of common stocks and actively managed or index-based exchange traded funds (“ETFs”), and options selected to provide protection from market declines (the “Equity Position”),

• fixed-income securities or ETFs investing in fixed-income securities, and options sold and repurchased to generate net premium income (the “Income Position”), and

• index options or other securities in an effort to benefit from substantial price changes (up or down) in the markets (the “Market Movement Position”).

In allocating the Alternative Fund’s assets, the Adviser uses a combination of the investment styles described above and may reduce or limit investments in certain assets, asset classes or strategies in order to achieve the desired composition of the Alternative Fund’s portfolio. The Adviser’s approach is designed to manage risk exposure by seeking opportunities for return from varying market conditions. Under normal market conditions, the Alternative Fund expects that (i) approximately 30% to 50% of the Alternative Fund’s assets will be allocated to the Equity Position, (ii) approximately 30% to 50% of the Alternative Fund’s assets will be allocated to the Income Position and (iii) approximately 10% to 30% of the Alternative Fund’s assets will be allocated to the Market Movement Position; however, these percentages may vary over time as a result of market conditions and fluctuations.

Under normal market conditions, (i) the market value of the Equity Position’s options that are long positions are not expected to exceed approximately 6% of the Alternative’s Fund’s net assets; (ii) the market value of the Equity Position’s options that are short positions are not expected to exceed approximately 6% of the Alternative Fund’s net assets; (iii) the market value of the Income Position’s options are not expected to exceed approximately 12% of the Alternative’s Fund’s net assets; and (iv) the market value of the Market Movement Position’s options are expected to represent approximately 5% to 20% of the Alternative’s Fund’s net assets.

The Alternative Fund will generally invest as follows:

• The Equity Position. The Equity Position is designed to participate in equity markets while moderating volatility. In the Equity Position, the Alternative Fund typically invests in a broadly diversified portfolio of U.S. exchange-listed common stocks and American Depositary Receipts (“ADRs”) of companies that the Adviser believes possess attractive valuation characteristics, and the capability for above-average dividend yield, or ETFs that hold such companies. In selecting individual positions, the Adviser generally considers factors such as profitability, revenue growth, gross margins, debt ratios and other financial characteristics, seeking companies with favorable valuations (generally, prices that are reasonable relative to projected revenues, earnings, and dividends). The Adviser also looks for companies that possess characteristics that support maintaining market share and earnings power through market cycles and demonstrate the potential to increase dividends or earnings over time. While the Adviser will typically focus the Equity Position on companies having capitalizations of $5 billion or more, there are no restrictions on market capitalization. The Adviser may sell a stock from the Equity Position if the Adviser believes the company’s fundamentals have deteriorated, the company’s dividend or earnings growth has or will decline or the Adviser otherwise believes that selling the stock is in the Alternative Fund’s best interest.

The Adviser uses an option technique called a “collar” to provide downside risk protection to the Equity Position; however, collars also will limit upside potential. In the Equity Position, the Adviser generally writes index calls above the current value of the applicable index to seek to generate premium income and use the proceeds to purchase index puts below the current value of the applicable index to seek to reduce the Alternative Fund’s exposure to market risk and volatility.

The notional value of the options positions in the Equity Position is not expected to exceed 100% of the expected, aggregate value of the equity securities owned in the Equity Position at the time either option is “in the money” (i.e., when exercising the option would result in a profit). This percentage limitation on the use of options applies at the time an investment is made.

• The Income Position. The Income Position is designed to balance the risk of the Equity Position by utilizing a combination of investments in domestic fixed-income investments (e.g., corporate bonds, U.S. government securities, mortgage-backed securities, high yield bonds (commonly known as “junk bonds”) or ETFs that invest in such securities) (collectively, “Fixed Income Instruments”) and the receipt of premiums from selling index options. The primary objective of the Income Position is yield generation, with a secondary emphasis on capital appreciation. While the Adviser may purchase Fixed Income Instruments of any maturity and credit quality, the Adviser typically invests in a broad mix of ETFs targeting a specific yield that the Adviser may adjust from time to time in response to market conditions.

In implementing its options strategy for the Income Position, the Adviser typically writes put and call options on one or more broad-based U.S. stock indices, receiving premiums from the purchasers of the options. The Adviser may then repurchase the options prior to their expiration date, giving up appreciation and avoiding depreciation in between the sale of the option and its repurchase. The difference between the premium received from selling the option and the cost of repurchasing the option will determine the gain or loss realized by the Income Position. The options strategy utilized by the Adviser for the Income Position is intended to provide increased cash flow from premiums, reduce volatility, and provide protection against potential loss when the Alternative Fund purchases put and call options on the same indices on which the Fund has written options.

The Adviser may also use “collars” or collar components to provide downside risk protection to the Income Position; however, collars also will limit upside potential. In the Income Position, the Adviser generally writes calls on underlying fixed income instruments at or above the current value of the applicable fixed income instrument to seek to generate premium income and may use the proceeds to purchase puts on underlying fixed income instruments below the current value of the applicable fixed income instrument to seek to reduce the Alternative Fund’s exposure to market risk and volatility.

• The Market Movement Position. The Market Movement Position is designed to benefit from substantial price changes (up or down) in the markets. In executing the strategy for the Market Movement Position, the Adviser intends to purchase and write options on one or more broad-based U.S. stock indices, such as the Standard & Poor’s 500 Index, or ETFs that replicate or are related to such indices (including, without limitation, indices that measure market volatility). The Adviser uses a proprietary option allocation model to dynamically adjust the put protection it seeks to employ with the intent to minimize cost to the portfolio while providing potential upside in market downturns. Over time, the indices on which the Alternative Fund purchases and sells options may vary based on the Adviser’s assessment of the availability and liquidity of various listed index options, and the Adviser’s evaluation of equity market conditions and other factors.

Generally the Market Movement Position favors establishing debit option spreads of varying strike prices and maturities by simultaneously selling and purchasing options on the same underlying instrument having the same expiration date. The options the Market Movement Position buys and sells are typically settled in cash rather than by delivery of securities and reflect price fluctuations in a group of securities or segments of the securities market. The Adviser may also purchase alternative instruments that the Adviser believes will approximate the performance that could be achieved by establishing debit option spreads when the Adviser believes comparable results can be achieved at a lower cost than buying options directly. These alternative instruments include options on indexes, options on futures, options on ETFs or individual securities and positively or negatively correlated market instruments. The Alternative Fund may also invest in ETFs and other investment companies that employ a trend or momentum-based strategy for the Market Movement Position.

In general, the Alternative Fund will not purchase or sell futures contracts or related options unless either (i) the futures contracts or options thereon are purchased for "bona fide hedging" purposes (as defined under regulations promulgated by the U.S. Commodity Futures Trading Commission (“CFTC”)); or (ii) if purchased for other purposes, the sum of the amounts of initial margin deposits on the Alternative Fund's existing futures and premiums required to establish non-hedging positions, less the amount by which any such options positions are "in-the-money" (as defined under CFTC regulations) would not exceed 5% of the liquidation value of the Alternative Fund's total assets.

To achieve its investment objective, the Income Fund invests primarily in an allocation of U.S. and foreign fixed income Fund Investments of varying maturities and credit qualities and Cash Positions.

• “Fund Investments” include actively managed and index-based ETFs (exchange traded funds), mutual funds and other investment companies, groups of securities related by index or sector made available through certain brokers at a discount brokerage rate (such as stock baskets, baskets of bonds and other index-or sector-based groups of related securities) and options or futures positions (e.g., options or futures contracts on securities, securities indexes, currencies or other financial instruments) with respect to any of the foregoing intended to match or approximate their performance.

• “Cash Positions” include cash and short-term, highly liquid investments, such as money market instruments, U.S. government obligations, commercial paper, repurchase agreements, and other cash or cash equivalent positions.

In allocating the Income Fund’s assets, the Adviser utilizes a proprietary, technically driven tactical asset allocation model that seeks to evaluate underlying trends and current risk levels among a broad array of fixed income sectors based on a number of technical indicators. The technical indicators examined by the Adviser are primarily focused on trend analysis, such as analysis of price trends (e.g., determining risk based on movements of market prices up or down), breadth trends (e.g., analyzing the ratio of the number of advancing securities to declining securities) and relative strength (e.g, comparing risk profiles of investment alternatives among various asset sectors). Trend analysis will also measure interest rate moves along the U.S. Treasury yield curve and yield spreads relative to U.S. Treasury securities for non-Treasury exposure (e.g., mortgages, investment grade corporate fixed income). This analysis is designed to manage interest rate exposure by seeking opportunities from various components of the fixed-income market.

The Adviser may reduce or limit investments in certain assets, asset classes or strategies in order to achieve the desired composition of the Income Fund’s portfolio. Under normal market conditions, the Income Fund’s assets will be allocated using the strategies described below:

• The Income Fund invests approximately 50%-70% of its assets in Fund Investments with portfolios comprised of fixed income securities that possess risk and maturity characteristics similar to the securities comprising the Barclays U.S. Aggregate Bond Index (the “Barclays Index”). The Income Fund may also invest directly in such securities. In selecting securities, the Adviser evaluates trends and risk levels for different asset sectors of the Barclays Index and, using a sector-rotation type strategy, generally increases allocations to those asset sectors with less risk and/or greater potential for future returns and reduces allocations to those asset sectors that have become or are becoming risky and/or show less potential for future returns.

• The Income Fund invests approximately 20%-40% of its assets in Fund Investments with portfolios comprised of either high yield, non-investment grade fixed income securities (commonly known as “junk bonds”) or U.S. Treasury securities, based upon the Adviser’s evaluation of the risk levels for different markets and market sectors. In general, the Income Fund will increase its exposure to the high yield fixed income market when the Adviser’s models and risk analysis indicate that high yield securities are less risky and/or show greater potential for growth and appreciation. The Income Fund will reduce its exposure to the high yield market (generally in favor of U.S. Treasury securities) when the Adviser’s models and risk analysis indicate that the high yield markets have become or are becoming more risky and/or show less potential for growth and appreciation.

The Barclays Index is a broad-based unmanaged index of U.S. Treasury and government securities, investment-grade corporate and mortgage-related fixed income securities with an average weighted maturity of approximately 7.8 years.

Investment grade fixed income securities are rated in one of the four highest rating categories by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s (“S&P”), or Fitch Ratings (“Fitch”), or unrated securities that are determined to be of comparable quality by the Adviser. Non-investment grade fixed-income securities are securities rated below the four highest rating categories by Moody’s, S&P or Fitch, or unrated securities that are determined to be of comparable quality by the Adviser. U.S. Treasury securities include U.S. Treasury bonds, notes, and bills, Treasury inflation-protected securities and U.S. Treasury STRIPS.

The Adviser monitors the duration of the Income Fund’s portfolio securities and may use derivative instruments or Fund Investments with portfolios comprised of derivative instruments to seek to mitigate the Income Fund’s exposure to interest rate risk. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the greater its sensitivity to changes in interest rates. Derivative instruments in which the Income Fund may invest include options, forwards, futures contracts, swap agreements and instruments that are inversely related to a specific benchmark or index. Generally, the Income Fund intends to invest in a range from zero to 20% of its portfolio in derivative instruments or Fund Investments with portfolios comprised of derivative instruments, but may invest up to 50% for temporary defensive purposes.

When market conditions favor wider diversification or further mitigation of the Income Fund’s exposure to interest rate risk, the Income Fund may invest in other types of securities or Fund Investments with portfolios comprised of other securities, such as inflation-protected securities, foreign government debt, debt securities of foreign issuers (including emerging market countries and debt securities denominated in foreign currencies) and forward foreign currency contracts. The Income Fund also has the flexibility to invest in securities outside of the fixed income market, such as common stocks and preferred stocks or Fund Investments with portfolios comprised of common or preferred stocks.

The Income Fund may invest in options or futures positions for speculative purposes, when the Adviser determines that they provide a more efficient way to increase or reduce the Income Fund’s overall exposure to particular assets, asset classes or strategies than buying or selling other Fund Investments, or to hedge against risks of investments in the Income Fund’s portfolio or markets generally. In general, the Income Fund will not purchase or sell futures contracts or related options unless either (i) the futures contracts or options thereon are purchased for "bona fide hedging" purposes (as defined under regulations promulgated by the U.S. Commodity Futures Trading Commission (“CFTC”)); or (ii) if purchased for other purposes, the sum of the amounts of initial margin deposits on the Income Fund's existing futures and premiums required to establish non-hedging positions, less the amount by which any such options positions are "in-the-money" (as defined under CFTC regulations) would not exceed 5% of the liquidation value of the Income Fund's total assets.

To achieve its investment objective, the Growth Fund invests primarily in actively managed or index-based exchange traded funds (“ETFs”), mutual funds and other investment companies, groups of securities related by index or sector made available through certain brokers at a discount brokerage rate (such as stock baskets, baskets of bonds and other index-or sector-based groups of related securities) and options or futures positions (e.g., options or futures contracts on securities, securities indexes, currencies or other financial instruments) with respect to any of the foregoing intended to match or approximate their performance (collectively, “Fund Investments”) that the Adviser believes have the potential for capital appreciation. The Growth Fund's investment strategy will emphasize growth style investing, but Fund Investments may also at times have value characteristics.

In allocating the Growth Fund’s assets, the Adviser uses a proprietary quantitative research process to determine current risk in the broad equity markets, as well as to determine the Growth Fund's:

• optimum cash position;

• weighting between the value and growth segments of the market;

• sector and industry allocation; and

• domestic and international exposure.

The Adviser generally will search for investments that exhibit attractive valuations on several metrics, which may include, without limitation, price movement, volatility, price-to-earnings ratios, growth rates, price-to-cash flow ratios and price-to-book ratios. To participate in markets and market sectors, the Adviser’s investment philosophy emphasizes purchasing Fund Investments, which the Adviser believes are a convenient way to invest in both broad market indexes (e.g., the S&P 500, Russell 2000, NASDAQ-100, MSCI EAFE, Barclays bond indexes etc.) and market sector indexes (e.g., healthcare indexes, utilities indexes, real estate indexes, commodities-related indexes, etc.).

The Adviser retains the flexibility to allocate among equity or fixed-income Fund Investments as determined to be suitable for the Growth Fund. The Growth Fund may invest up to 100% of its assets in Fund Investments that have portfolios comprised of equity securities (including domestic or foreign companies of any size in any sector) or fixed-income securities (including domestic or foreign corporate and/or government bonds issued by any size company, municipality or government body in any sector of any maturity, yield or quality rating, including investment grade and high yield, non-investment grade fixed income securities (commonly known as “junk bonds”)).The mix of fixed income and equity Fund Investments may be substantially over-weighted or under-weighted in favor of fixed income or equities, depending on prevailing market conditions. The Growth Fund may participate in a limited number of industry sectors, but will not concentrate its investments in any particular sector.

The Growth Fund may invest in options or futures positions for speculative purposes, when the Adviser determines that they provide a more efficient way to increase or reduce the Growth Fund’s overall exposure to an industry or sector than buying or selling other Fund Investments, or to hedge against risks of investments in the Growth Fund’s portfolio or markets generally. In general, the Growth Fund will not purchase or sell futures contracts or related options unless either (i) the futures contracts or options thereon are purchased for "bona fide hedging" purposes (as defined under regulations promulgated by the U.S. Commodity Futures Trading Commission (“CFTC”)); or (ii) if purchased for other purposes, the sum of the amounts of initial margin deposits on the Growth Fund's existing futures and premiums required to establish non-hedging positions, less the amount by which any such options positions are "in-the-money" (as defined under CFTC regulations) would not exceed 5% of the liquidation value of the Growth Fund's total assets.

The Growth Fund may at times hold all or a portion of its assets in cash and short-term, highly liquid investments, such as money market instruments, U.S. government obligations, commercial paper, repurchase agreements, and other cash or cash equivalent positions (“Cash Positions”), either due to pending investments or when investment opportunities are limited.

The Adviser generally sells a security under one or more of the following conditions:

• the security reaches the Adviser's appraised value;

• there is a more attractively priced Fund Investment or other security as an alternative;

• the optimum Cash Position has changed based on the Adviser’s quantitative research;

• the weighting between the value and growth segments of the market have changed based on the Adviser’s quantitative research;

• the weighting between sector and industry allocations have changed based on the Adviser’s quantitative research; or

• the weighting between domestic and international exposure have changed based on the Adviser’s quantitative research.